              As filed with Securities and Exchange Commission on
                                April 30, 1997

                                                    Registration No. 2-82838
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               ------------------
                                   FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 20
                        TO REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933
                               ------------------
                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact Name of Trust)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                              (Name of Depositor)
                              501 Boylston Street
                          Boston, Massachusetts 02117
              (Address of depositor's principal executive offices)
                               ------------------
                                 MARIE C. SWIFT
                                    Counsel

                       New England Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                    (Name and address of agent for service)

                                   Copies to:
                                STEPHEN E. ROTH

                      Sutherland, Asbill & Brennan, L.L.P.
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                               __________________

It is proposed that this filing will become effective (check appropriate box):
  [ ] immediately upon filing pursuant to paragraph (b)

  [X] on May 1, 1997 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment


  Pursuant to Rule 24f-2, an indefinite amount of securities has been registered under the Securities Act of 1933. A Rule 24f-2 Notice was filed on February 25, 1997.

                             NEW ENGLAND LIFE
                               INSURANCE COMPANY

                 ZENITH LIFE--VARIABLE LIFE INSURANCE POLICIES
       ZENITH LIFE ONE--SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

                     SUPPLEMENT DATED MAY 1, 1997 TO
                         PROSPECTUS DATED MAY 1, 1988

INTRODUCTION

  This supplement updates certain information contained in the prospectus dated May 1, 1988, as supplemented February 1, 1989, May 1, 1991, May 1, 1992, May 1, 1993, May 1, 1994, May 1, 1995 and May 1, 1996. You should read and retain this supplement with your Policy. NELICO will send you an additional copy of the prospectus as supplemented, without charge, on written request. The Zenith Life and Zenith Life One Policies are no longer available for sale.

  NELICO is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife").

  NELICO's Home Office is 501 Boylston Street, Boston, Massachusetts 02116.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS SUPPLEMENT IS NOT VALID UNLESS ACCOMPANIED OR PRECEDED BY THE CURRENT PROSPECTUS OF THE NEW ENGLAND ZENITH FUND AND OF THE VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II, WHICH ARE ATTACHED AT THE END OF THIS SUPPLEMENT. THE SUPPLEMENT AND PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                         INTRODUCTION TO THE POLICIES

NELICO

  This section is modified as follows:

  NELICO was organized as a stock life insurance company in Delaware in 1980 and is licensed to sell life insurance in all states, the District of Columbia and Puerto Rico. Before August 30, 1966, NELICO was a wholly-owned subsidiary of New England Mutual Life Insurance Company ("The New England"). Effective August 30, 1996, The New England merged into MetLife, a mutual life insurance company whose principal office is One Madison Avenue, New York, NY 10010. With the merger, The New England's separate corporate existence ended, and MetLife became the parent of NELICO. In connection with the merger, NELICO changed its name from "New England Variable Life Insurance Company" to "New England Life Insurance Company", and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. NELICO's Home Office is now at 501 Boylston Street, Boston, Massachusetts 02116. NELICO's mailing address is: P.O. Box 9116, Boston, Massachusetts 02117.

  All references in the prospectus to NELICO's "Administrative Office" are changed to NELICO's "Home Office".

                        PRINCIPAL POLICY FEATURES

PREMIUMS

  The following sentence is added to the Zenith Life Prospectus:

  Payments made through the Master Service Account Arrangement may be maintained by NELICO or an affiliate in the general account pending crediting.


                             OTHER POLICY FEATURES



PAYMENT OF PROCEEDS

  The following is added:

  Death benefit proceeds may be paid pursuant to NELICO's Access Plus program. If the Access Plus program is elected, an Access Plus account will be established at State Street Bank & Trust Company at the time that death benefit proceeds are payable. The Access Plus account provides convenient access to proceeds, which are maintained in MetLife's general account, through checkbook privileges with State Street. A beneficiary may elect to have death benefit proceeds paid through the Access Plus program at any time prior to the payment of death benefit proceeds.

                             THE VARIABLE ACCOUNT

INVESTMENTS OF THE VARIABLE ACCOUNT

  The variable account became subject to Massachusetts law when NELICO changed its domicile to Massachusetts on August 30, 1996.

  The Variable Account currently has 16 sub-accounts, each of which invests in a series of an Eligible Fund. The sub-accounts of the Variable Account are:

  --The Zenith Money Market Sub-Account, which invests in the Back Bay
    Advisors Money Market Series of the Zenith Fund

  --The Zenith Bond Income Sub-Account, which invests in the Back Bay
    Advisors Bond Income Series of the Zenith Fund

  --The Zenith Capital Growth Sub-Account, which invests in the Capital
    Growth Series of the Zenith Fund

  --The Zenith Stock Index Sub-Account, which invests in the Westpeak Stock
    Index Series of the Zenith Fund

  --The Zenith Managed Sub-Account, which invests in the Back Bay Advisors
    Managed Series of the Zenith Fund

  --The Zenith Growth and Income Sub-Account, which invests in the Westpeak
    Growth and Income Series of the Zenith Fund

  --The Zenith Avanti Growth Sub-Account, which invests in the Loomis Sayles
    Avanti Growth Series of the Zenith Fund

  --The Zenith Small Cap Sub-Account, which invests in the Loomis Sayles
    Small Cap Series of the Zenith Fund

  --The Zenith Equity Growth Sub-Account, which invests in the Alger Equity
    Growth Series of the Zenith Fund

  --The Zenith Balanced Sub-Account, which invests in the Loomis Sayles
    Balanced Series of the Zenith Fund

  --The Zenith Venture Value Sub-Account, which invests in the Davis Venture
    Value Series of the Zenith Fund

  --The Zenith International Magnum Equity Sub-Account, which invests in the
    Morgan Stanley International Magnum Equity Series of the Zenith Fund

  --The Equity-Income Sub-Account, which invests in the Equity-Income
    Portfolio of the VIP Fund

  --The Overseas Sub-Account, which invests in the Overseas Portfolio of the VIP Fund

  --The High Income Sub-Account, which invests in the High Income Portfolio of the VIP Fund

  --The Asset Manager Sub-Account, which invests in the Asset Manager
    Portfolio of VIP Fund II

  The Zenith Fund is an open-end diversified management investment company, more commonly known as a mutual fund. The Zenith Fund was established as an investment vehicle for separate investment accounts of NELICO and of other life insurance companies. Currently the Zenith Fund is the funding vehicle for the Variable Account and for separate accounts of NELICO and MetLife that issue variable annuity contracts.

  The VIP Fund and VIP Fund II are open-end, diversified management investment companies (mutual funds) that serve as the investment vehicles for variable life insurance and variable annuity separate accounts of various insurance companies. The VIP Fund and VIP Fund II were organized by Fidelity Management & Research Company.

  Shares of the Eligible Funds are purchased and sold by the Variable Account at their net asset value (without a deduction for sales load) determined as of the close of regular trading on the New York Stock Exchange on each day when the exchange is open for trading.

  The investment objectives of the Eligible Funds' portfolios are described briefly below. There is, of course, no assurance that these objectives will be met. A full description of the Eligible Funds, including their investment objectives and policies, expenses, and the risks of investing in the Eligible Funds, is contained in the attached Eligible Fund prospectuses, as well as in the Zenith Fund's Statement of Additional Information, which is referenced in the Zenith Fund prospectus, and in the Statement of Additional Information for the VIP Fund and VIP Fund II, which is referenced in those Funds' prospectus.

  The Zenith Back Bay Advisors Money Market Series' investment objective is the highest possible level of current income consistent with preservation of capital through investment in a managed portfolio of high quality money market instruments. Money market funds are neither insured nor guaranteed by the U.S. Government and there can be no assurance that the Series will maintain a stable net asset value of $100 per share.

  The Zenith Back Bay Advisors Bond Income Series' investment objective is to provide a high level of current income consistent with protection of capital and moderate investment risk through investment primarily in U.S. Government and corporate bonds.

  The Zenith Capital Growth Series' investment objective is long-term growth of capital through investment primarily in equity securities of companies whose earnings are expected to grow at a faster rate than the U.S. economy.

  The Zenith Westpeak Stock Index Series' investment objective is to provide investment results that correspond to the composite price and yield performance of United States publicly traded common stocks. The Series currently seeks to achieve its objective by attempting to duplicate the composite price and yield performance of the Standard & Poor's 500 Composite Stock Price Index.

  The Zenith Back Bay Advisors Managed Series' investment objective is to provide a favorable total investment return through investment in a diversified portfolio of common stocks and fixed income securities.

  The Zenith Westpeak Growth and Income Series' investment objective is long-term total return (capital appreciation and dividend income) through investment in equity securities. Emphasis will be given to both undervalued securities ("value" style) and securities of companies with growth potential ("growth" style).

  The Zenith Loomis Sayles Avanti Growth Series' investment objective is long-term growth of capital. The Series normally will invest primarily in equity securities of companies with medium and large capitalization (capitalization of $1 billion to $5 billion and over $5 billion, respectively) but will also invest a portion of its assets in equity securities of companies with relatively small market capitalization (under $1 billion).

  The Zenith Loomis Sayles Small Cap Series' investment objective is long-term capital growth from investments in common stocks or their equivalent. The Series invests primarily in stocks of small cap companies with good earnings growth potential that Loomis Sayles believes are undervalued by the market. Typically, such companies have market capitalization of less than $1 billion, have better than average growth rates at below average price/earnings ratios, and have strong balance sheets and cash flow.

  The Zenith Loomis Sayles Balanced Series' investment objective is reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Series is "flexibly managed" in that sometimes it invests more heavily in equity securities and at other times it invests more heavily in fixed-income securities. The Series invests at least 25% of its assets in fixed income senior securities and, under normal market conditions, more than 50% of its assets in common stocks.

  The Zenith Morgan Stanley International Magnum Equity Series' investment objective is long-term capital appreciation through investment primarily in equity securities of non-U.S. issuers, in accordance with the EAFE country weightings determined by the series' sub-advisor. Under normal circumstances at least 65% of the total assets of the series will be invested in equity securities of issuers in at least three countries outside the United States.

  The Zenith Davis Venture Value Series' investment objective is growth of capital. The Series will primarily invest in domestic common stocks that the Series' subadviser believes have capital growth potential due to factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. The Series will generally invest predominantly in equity securities of companies with market capitalizations of at least $250 million.

  The Zenith Alger Equity Growth Series' investment objective is to seek long-term capital appreciation. The Series' assets will be invested primarily in a diversified, actively managed portfolio of equity securities, primarily of companies having a total market capitalization of $1 billion or greater.

  The VIP Fund Equity-Income Portfolio's investment objective is to seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Equity-Income Portfolio will also consider the potential for capital appreciation.

  The VIP Fund Overseas Portfolio's investment objective is long-term growth of capital primarily through investments in foreign securities. Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risks of currency fluctuation.

  The VIP Fund High Income Portfolio's investment objective is to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. High-yielding, lower-rated debt securities present higher risks of untimely interest and principal payments, default and price volatility than higher-rated securities, and may present problems of liquidity and valuation.

  The VIP Fund II Asset Manager Portfolio's investment objective is to seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed-income instruments.

INVESTMENT MANAGEMENT

  The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, which is an indirect, wholly-owned subsidiary of NELICO, CGM and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                    ADVISER                    SUB-ADVISER
        ------                    -------                    -----------
Capital Growth           Capital Growth
                         Management Limited
                         Partnership ("CGM")*
Back Bay Advisors Money  TNE Advisers, Inc.        Back Bay Advisors, L.P.*
 Market
Back Bay Advisors Bond   TNE Advisers, Inc.        Back Bay Advisors, L.P.*
 Income
Back Bay Advisors Man-   TNE Advisers, Inc.        Back Bay Advisors, L.P.*
 aged
Westpeak Stock Index     TNE Advisers, Inc.        Westpeak Investment Advisors,
                                                   L.P.*
Westpeak Growth and In-  TNE Advisers, Inc.        Westpeak Investment Advisors,
 come                                              L.P.*
Loomis Sayles Avanti     TNE Advisers, Inc.        Loomis, Sayles & Company, L.P.*
 Growth
Loomis Sayles Small Cap  TNE Advisers, Inc.        Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced   TNE Advisers, Inc.        Loomis, Sayles & Company, L.P.*
Morgan Stanley           TNE Advisers, Inc.        Morgan Stanley Asset Management
 International Magnum                              Inc.
 Equity
Davis Venture Value      TNE Advisers, Inc.        Davis Selected Advisers, L.P.
Alger Equity Growth      TNE Advisers, Inc.        Fred Alger Management, Inc.

--------
 *An affiliate of The New England

  In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Loomis Sayles Avanti Growth Series and Loomis Sayles Small Cap Series, TNE Advisers became the adviser on May 1, 1995. Prior to that date those series were advised by their current sub-adviser, except as follows. The New England served as investment adviser to the Back Bay Advisors Money Market and Back Bay Advisors Bond Income Series until September 10, 1986 when Back Bay Advisors assumed The New England's responsibilities under the investment advisory agreements with those Series. Back Bay Advisors served as investment adviser to the Westpeak Stock Index Series until August 2, 1993, when Westpeak became the investment adviser. The Capital Growth Series was managed by Loomis, Sayles until March 1, 1990, when its Capital Growth Management Division was reorganized into CGM. The Morgan Stanley International Magnum Equity Series' sub-advisor was Draycott Partners, Ltd. until May 1, 1997, when Morgan Stanley Asset Management Inc. became the sub-advisor.

  The Zenith Fund Series incur charges for advisory fees and certain other expenses. Under a voluntary expense cap by TNE Advisers for each of the Back Bay Advisors Bond Income, Back Bay Advisors Money Market, Back Bay Advisors Managed, Westpeak Stock Index, Westpeak Growth and Income and Loomis Sayles Avanti Growth Series, TNE Advisers will bear those expenses (other than the management fee) that exceed 0.15% of average daily net assets; for the Loomis Sayles Small Cap Series, TNE Advisers will bear all expenses that exceed 1.00% of average daily net assets. For the remaining Zenith Fund Series (other than the Capital Growth Series) TNE Advisers, under a voluntary expense deferral arrangement, will bear those expenses (other than the management fee) which exceed a certain limit in the year in which they are incurred and will charge those expenses to the series in a future year when actual expenses of the series are below the limit up until two years after the end of the fiscal year in which the expense was incurred. The expense cap and expense deferral arrangement may be terminated at any time.

  The following table shows the annual operating expenses for each series, based on actual expenses for 1996, after giving effect to the applicable expense cap or expense deferral arrangement.

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER ANY EXPENSE CAP)

                                    BACK     BACK
                                    BAY      BAY      BACK            WESTPEAK LOOMIS LOOMIS
                                  ADVISORS ADVISORS   BAY    WESTPEAK  GROWTH  SAYLES SAYLES
                          CAPITAL   BOND    MONEY   ADVISORS  STOCK     AND    AVANTI SMALL
                          GROWTH   INCOME   MARKET  MANAGED   INDEX    INCOME  GROWTH  CAP
                          SERIES   SERIES   SERIES   SERIES   SERIES   SERIES  SERIES SERIES
                          ------- -------- -------- -------- -------- -------- ------ ------
Management Fee..........   .63%     .40%     .35%     .50%     .25%     .70%    .70%  1.00%
Other Expenses..........   .06%     .12%     .15%     .12%     .15%     .15%    .15%    --
                           ----     ----     ----     ----     ----     ----    ----  -----
 Total Series Operating
  Expenses..............   .69%     .52%     .50%     .62%     .40%     .85%    .85%  1.00%

ANNUAL OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS AFTER EXPENSE DEFERRAL)

                                           LOOMIS  MORGAN STANLEY  DAVIS  ALGER
                                           SAYLES  INTERNATIONAL  VENTURE EQUITY
                                          BALANCED     MAGNUM      VALUE  GROWTH
                                           SERIES  EQUITY SERIES  SERIES  SERIES
                                          -------- -------------- ------- ------
Management Fee..........................    .70%        .90%       .75%    .74%
Other Expenses..........................    .15%        .40%       .15%    .16%
                                            ----       -----       ----    ----
 Total Series Operating Expenses........    .85%       1.30%       .90%    .90%

  For more information about the Series' advisory agreements, see the Zenith Fund prospectus attached at the end of this prospectus and the Zenith Fund's Statement of Additional Information.

  The investment adviser for the VIP Fund and VIP Fund II is Fidelity Management & Research Company, a registered investment adviser under the Investment Advisers Act of 1940. The Portfolios of the VIP Fund and VIP Fund II, as part of their operating expenses, pay investment management fees to Fidelity Management & Research Company. The Portfolios also bear certain other expenses. For the year ended December 31, 1996, the total operating expenses incurred by the Portfolios, as a percentage of Portfolio average net assets, were as follows:

                         MANAGEMENT                      OTHER                       TOTAL ANNUAL
PORTFOLIO                   FEES                        EXPENSES                       EXPENSES
---------                ----------                     --------                     ------------
Equity-Income               .51%                          .07%                           .58%*
Overseas                    .76%                          .17%                           .93%*
High Income                 .59%                          .12%                           .71%
Asset Manager               .64%                          .10%                           .74%*

--------

*Total annual expenses do not reflect certain expense reductions due to directed brokerage arrangements and custodian interest credits. Had these reductions been included, total annual expenses would have been .56% for Equity-Income Portfolio, .92% for Overseas Portfolio and .73% for Asset Manager Portfolio.

  Affiliates of Fidelity Management & Research Company may compensate NELICO or an affiliate for administrative, distribution, or other services relating to these Portfolios of VIP Fund and VIP Fund II. Such compensation is based on assets of the Portfolios attributable to the Policies and certain other variable insurance products issued by NELICO and its affiliates.

  Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support facilities. For more information regarding the Equity-Income, Overseas, High Income, and Asset Manager Portfolios and Fidelity Management & Research Company, see the VIP Fund and VIP Fund II prospectus attached at the end of this prospectus and their Statement of Additional Information.

                            THE FIXED ACCOUNT

POLICY TRANSACTIONS

  The following section is revised:

  Transfers of amounts from the Fixed Account to the Variable Account will be allowed only once in each policy year. A transfer of cash value from the Fixed Account will be processed if NELICO receives the transfer request no more than 30 days before the Policy anniversary, and the transfer will be effected as of the date the transfer request is received at NELICO's Home Office; however, you may request a transfer from the Fixed Account within 30 days after a Policy anniversary if you have not requested such a transfer in the 30 day period before the anniversary. The amount of cash value which may be transferred from the Fixed Account is limited to the greater of 25% of the Policy's cash value in the Fixed Account on the transfer date or the amount of cash value transferred from the Fixed Account in the preceding policy year.

                              TAX CONSIDERATIONS

POLICY PROCEEDS

  The following discussion of Federal income tax issues relating to the Policies is general in nature and is not intended as tax advice. It describes what NELICO believes is the Federal income tax treatment of the Policies in the most commonly occurring circumstances and does not reflect the effect of Federal income taxes in all situations. In addition, there is no guarantee that the Federal income tax laws and regulations or interpretation of them will not change. Therefore, NELICO recommends that you consult your own tax advisor for more complete information and advice.

  DEFINITION OF LIFE INSURANCE. Section 7702 of the Internal Revenue Code defines a life insurance contract for Federal income tax purposes.

  The Section 7702 definition can be met if a life insurance contract satisfies either one of two tests set forth in that section. The manner in which these tests should be applied to certain features of the Policy is not directly addressed by Section 7702 or proposed regulations issued under that section. The presence of these Policy features, the absence of final regulations, and the lack of other pertinent interpretations of Section 7702, thus create some uncertainty about the application of Section 7702 to the Policy.

  Nevertheless, NELICO believes that the Policy qualifies as a life insurance contract for federal income tax purposes. This means that:

  . the death benefit should be fully excludable from the gross income of the beneficiary under Section 101(a) (1) of the Code; and

  . the Policy Owner should not be considered in constructive receipt of the cash surrender value, including any increases, unless and until they are distributed from the Policy.

  Because of the absence of final regulations or any other pertinent interpretations, it, however, is unclear whether substandard risk Policies or Policies with term riders added will, in all cases, meet the statutory life insurance contract definition. If a Policy were determined not to be a life insurance contract for purposes of Section 7702, such Policy would not provide most of the tax advantages normally provided by a life insurance contract.

  NELICO thus reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes.

  TAX LAW EFFECTS ON CERTAIN PRE-DEATH DISTRIBUTIONS. Section 7702A of the Code contains provisions affecting the tax treatment of any loan, assignment or other pre-death distribution from a life insurance policy which is also a "modified endowment contract" (defined below under "Modified Endowment Contracts").

  NON-MODIFIED ENDOWMENT CONTRACTS. For Policies not classified as modified endowment contracts NELICO believes any policy loans received under such Policies will be treated as indebtedness of the owner and will not be treated as taxable income to you. This assumes that the Policy has not lapsed, been surrendered or terminated. As a general rule, policy loan interest is not deductible under current Federal income tax law.

  You may be subject to Federal income tax upon surrender of your Policy if the net cash surrender value of the Policy is greater than the investment in the Policy less prior distributions from the Policy that were not taxed. If a Policy has a policy loan and is surrendered or lapses, the policy loan is treated as a distribution and would be taxable if there is a gain in the Policy. In that case, the gain in the Policy would be taxable even if the Policy has no net cash surrender value. If you incur a loss upon the surrender it is not likely to be deductible for Federal income tax purposes.

  Generally, a partial surrender of the Policy will not be taxable to you unless it is greater than the investment in the Policy less the untaxed portions of any prior distributions. The Internal Revenue Code does provide, however, that in certain situations in the first 15 years of the Policy partial surrenders may be taxable, in whole or in part, if the net cash surrender value is greater than the total investment in the Policy less the previous untaxed distributions. This may be the case even if the amount of the partial surrender is less than the investment in the Policy.

  MODIFIED ENDOWMENT CONTRACT. In general, a modified endowment contract is a life insurance contract issued or materially changed on or after June 21, 1988, which fails to satisfy a "7-pay test". A life insurance policy will fail to satisfy the 7-pay test if the cumulative amount paid under the policy at any time during the first seven policy years exceeds the sum of the net level premiums that would have been paid on or before such time had the policy provided for paid up future benefits after the payment of seven level annual premiums. Riders to the policy are considered part of the policy for purposes of applying the 7-pay test. Any policy received in exchange for a modified endowment contract will also be a modified endowment contract.

1. ZENITH LIFE POLICIES

  Normally, payment of the Policy's premiums will not cause it to be a modified endowment contract. If, however, the Policy's face amount is reduced in the first seven policy years, either as a result of a partial surrender or because the Policy Owner allows the Policy to lapse to Paid-up Insurance, the 7-pay test may be applied as if the Policy had originally been issued at the reduced face amount. In that event, the Policy could fail the 7-pay test and be classified as a modified endowment contract.

  If a "material change" in the benefits or other Policy terms occurs under a Policy which has satisfied the 7-pay test, the Policy will be treated as a new Policy entered into on the day on which the material change occurred.
The Policy will be retested under the 7-pay test, after making certain adjustments to reflect the Policy's existing cash value. For this purpose, only the addition of a rider to the Policy will constitute a material change requiring a retesting under the 7-pay test. A Policy subject to retesting in this manner could fail the 7-pay test.

  It is important to be aware that the addition of a rider to any Policy, even a Policy issued before June 21, 1988, could be a material change which requires the Policy to be tested under the 7-pay test.

  Regardless of when it was issued, if a Policy described in the Zenith Life prospectus is exchanged on or after June 21, 1988 for another life insurance policy, the new insurance policy should be reviewed to determine how the rules regarding modified endowment contracts may apply to the new policy.

2. ZENITH LIFE ONE POLICIES

  ALL POLICIES DESCRIBED IN THE ZENITH LIFE ONE PROSPECTUS WHICH WERE ENTERED INTO ON OR AFTER JUNE 21, 1988 ARE CONSIDERED MODIFIED ENDOWMENT CONTRACTS AND ARE SUBJECT TO THE TAX TREATMENT OF DISTRIBUTIONS DISCUSSED BELOW UNDER "DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS". IN ADDITION, ANY INSURANCE POLICY RECEIVED IN EXCHANGE FOR A MODIFIED ENDOWMENT CONTRACT WILL ALSO BE A MODIFIED ENDOWMENT CONTRACT.

  Regardless of when it was issued, if a Policy described in the Zenith Life One prospectus is exchanged on or after June 21, 1988 for another life insurance policy, the new insurance policy should be reviewed to determine how the rules regarding modified endowment contracts may apply to the new policy.

  DISTRIBUTIONS UNDER MODIFIED ENDOWMENT CONTRACTS. If a Policy is a modified endowment contract, then the following rules will apply to distributions under such contract:

    (a) Distributions will be includible in your gross income to the extent the cash value of the Policy exceeds your investment in the Policy (i.e. will be treated as income first.)

    (b) Loans (including any unpaid interest) are considered distributions even if the amount borrowed is retained by NELICO as a premium. Your investment in the Policy will be increased by the amount of any prior loan that was included in your gross income.

    (c) A policy assignment is treated as a distribution. For example, in a split dollar insurance plan involving a collateral assignment of the Policy, the collateral assignment is a distribution which will subject any gain in the Policy to taxation.

    (d) For purposes of determining the amount of the distribution which is includible in gross income, all modified endowment contracts issued by NELICO or its affiliates to the same Policy Owner during any calendar year must be treated as one modified endowment contract.

  Any taxable distribution will be subject to an additional tax equal to 10% of the taxable amount of the distribution unless the distribution is:

    (a) made on or after the date when you attain age 59 1/2;

    (b) is attributable to your becoming disabled; or

    (c) is part of a series of substantially equal periodic payments made no less frequently than annually for your life (or life expectancy).

  If a Policy becomes a modified endowment contract, distributions made during the year in which it becomes a modified endowment contract, distributions in any subsequent policy year and distributions within two years before the Policy becomes a modified endowment contract will be subject to the tax treatment described above. This means that a distribution from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract. In addition, regulations or other interpretations may be issued which will apply similar tax treatment to other distributions made in anticipation of a Policy becoming a modified endowment contract.

  OTHER POLICY OWNER TAX MATTERS. Federal and state estate, inheritance and other tax consequences of ownership or receipt of proceeds under the Policy depend upon the individual circumstances of each Policy Owner or beneficiary.

  Section 817(h) of the Code requires the investments of the Variable Account to be "adequately diversified" in accordance with Treasury Regulations for the Policy to qualify as a life insurance contract under Section 7702 of the Code. Failure to comply with the diversification requirements may result in not treating the Policy as life insurance. If the Policy does not qualify as life insurance, you may be subjected to immediate taxation on the incremental increases in cash value of the Policy. Regulations specifying the diversification requirements have been issued by the Department of Treasury, and NELICO believes it complies fully with such requirements.

  In connection with the issuance of the diversification regulations, the Treasury Department stated that it anticipates the issuance of additional guidance prescribing the circumstances in which an owner's control of the investments of a separate account may cause a Policy Owner, rather than the insurance company, to be treated as the owner of the assets in the separate account. If a Policy Owner is considered the owner of the assets of the Separate Account, income and gains from the Account would be included in the Owner's gross income.

  The ownership rights under the Policy are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it determined that the owners were not owners of separate account assets. For example, a Policy Owner has additional flexibility in allocating payments and cash values. These differences could result in the owner being treated as the owner of a pro rata share of the assets of the Separate Account. In addition, NELICO does not know what standards will be set forth in the additional guidance which the Treasury has stated it expects to be issued. NELICO therefore reserves the right to modify the Policy as necessary to attempt to prevent the Policy Owner from being considered the owner of the assets of the Separate Account.

  The Policies may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of the Policies in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax advisor regarding the tax attributes of the particular arrangement.

CHARGE FOR NELICO'S INCOME TAXES

  Under current Federal income tax law no tax is imposed on NELICO as a result of the operations of the Variable Account. Thus, no charge is being made currently to the Variable Account for company Federal income taxes. NELICO reserves its right to charge the Variable Account for company Federal income taxes in the future.

  Under current laws NELICO may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant and, accordingly, NELICO is not currently making a charge for them. If they increase, however, charges for such taxes attributable to the Variable Account may be made.

                                MANAGEMENT

  The directors and executive officers of NELICO and their principal business experience during the past five years are:

                           DIRECTORS OF NELICO


 NAME AND PRINCIPAL              PRINCIPAL BUSINESS EXPERIENCE
  BUSINESS ADDRESS                DURING THE PAST FIVE YEARS
  ----------------                --------------------------
 Robert A. Shafto                Chairman, President and Chief Executive
                                  Officer of NELICO since 1996. Formerly,
                                  Chairman, President and Chief Executive
                                  Officer of The New England 1993-1996;
                                  President and Chief Executive Officer, 1992
                                  to 1993, President and Chief Operating
                                  Officer, 1990 to 1992, of The New England.
 Susan C. Crampton               Director of NELICO since 1996; serves as
  127 Tarbox Road                 Principal of The Vermont Partnership, a
  Jericho, VT 05465               business consulting firm located in Jericho,
                                  Vermont since 1989. Formerly, Director of The
                                  New England 1989-1996.
 Edward A. Fox                   Director of NELICO since 1996; Private
  RR Box 67-15                    Investor, Harborside, ME. Formerly, Director
  Harborside, ME 04642            of The New England 1994-1996; Dean of The
                                  Amos Tuck School of Business Administration
                                  at Dartmouth College from 1990-1994.
 George J. Goodman               Director of NELICO since 1996; Author,
  Adam Smith's Money World        television journalist, and editor.
  50th Floor Drill Capital
  General Motors Building
  767 Fifth Avenue
  New York, NY 10153
 Dr. Paul E. Gray                Director of NELICO since 1996; Chairman of the
  MIT                             Corporation of the Massachusetts Institute of
  77 Massachusetts Avenue         Technology (MIT) since 1990. Formerly,
  Cambridge, MA 02139             Director of The New England 1973-1996.
 Dr. Evelyn E. Handler           Director of NELICO since 1996; Executive
  California Academy of Sciences  Director and Chief Executive Officer of the
  Golden Gate Park                California Academy of Sciences since 1994.
  San Francisco, CA 94118         Formerly, Director of The New England 1987-
                                  1996; Research Fellow and an Associate of the
                                  Graduate School of Education at Harvard
                                  University and a Senior Fellow at The
                                  Carnegie Foundation for the Advancement of
                                  Teaching, 1991-1994.
 Philip K. Howard, Esq.          Director of NELICO since 1996; Partner of the
  Howard, Darby & Levin           law firm of Howard, Darby & Levin in New York
  1330 Avenue of the Americas     City.
  New York, NY 10019
 Harry P. Kamen                  Director of NELICO since 1996; Chairman,
  Metropolitan Life               President, and Chief Executive Officer of
  One Madison Avenue              Metropolitan Life Insurance Company since
  New York, NY 10010              1995. Formerly, Chairman and CEO of MetLife
                                  1993-1995; Senior Executive Vice President
                                  1991-1993.
 Terence Lennon                  Director of NELICO since 1996; Senior Vice
  Metropolitan Life               President of Metropolitan Life Insurance
  One Madison Avenue              Company since 1994. Formerly, Assistant
  New York, NY 10010              Deputy Superintendent and Chief Examiner of
                                  the New York Insurance Department 1984-1994.
 Bernard A. Leventhal            Director of NELICO since 1996; Vice Chairman
  Burlington Industries           of the Board of Directors of Burlington
  1345 Avenue of the Americas     Industries, Inc. Formerly, President of the
  New York, NY 10105              Burlington Menswear Division since 1978.
                                  Corporate Group Vice President since 1985 and
                                  Director since 1990.


 NAME AND PRINCIPAL            PRINCIPAL BUSINESS EXPERIENCE
  BUSINESS ADDRESS              DURING THE PAST FIVE YEARS
  ----------------              --------------------------
 Thomas J. May                 Director of NELICO since 1996; Chairman,
  Boston Edison Company         President and Chief Executive Officer of Boston
  800 Boylston Street           Edison Company since 1994. Formerly, Director
  Boston, MA 02199              of The New England 1994-1996; President and
                                Chief Operating Officer of Boston Edison Co.,
                                1993-1994; Executive Vice President 1990-1993.
 Stewart G. Nagler             Director of NELICO since 1996; Senior Executive
  Metropolitan Life             Vice President and Chief Financial Officer of
  One Madison Avenue            Metropolitan Life Insurance Company since 1986.
  New York, NY 10010
 Rand N. Stowell               Director of NELICO since 1996; President of
  United Timber Corp.           United Timber Corp. of Dixfield, Maine.
  P.O. Box 650                  Formerly, Director of The New England 1990-
  Pine Street                   1996.
  Dixfield, ME 04224
 Alexander B. Trowbridge       Director of NELICO since 1996; President of
  Trowbridge Partners Inc.      Trowbridge Partners, Inc. in Washington, D.C.
  1317 F Street, N.W.           Formerly, Director of The New England 1983-
  Suite 500                     1996.
  Washington, D.C. 20004

                          EXECUTIVE OFFICERS OF NELICO
                              OTHER THAN DIRECTORS


                               PRINCIPAL BUSINESS EXPERIENCE
       NAME                     DURING THE PAST FIVE YEARS
       ----                     --------------------------
 Robert A. Shafto              See Directors above.
 David W. Allen                Senior Vice President of NELICO since 1996.
                                Formerly, Senior Vice President 1994-1996; Vice
                                President 1990-1994 of The New England.
 James P. Bossert              Vice President and Controller of NELICO since
                                1996. Formerly, Vice President and Controller
                                1993-1996; Vice President 1991-1993 of The New
                                England.
 Thom A. Faria                 President, Career Agency System (a business unit
                                of NELICO) since 1996. Formerly, Executive Vice
                                President in 1996; Senior Vice President, 1993-
                                1996; Vice President, 1986-1993 of The New
                                England.
 Chester R. Frost              Senior Vice President and Treasurer of NELICO
                                since 1996. Formerly, Senior Vice President
                                since 1980 and Treasurer since 1996 of The New
                                England.
 Anne M. Goggin                Senior Vice President and Associate General
                                Counsel of NELICO since 1997. Formerly, Vice
                                President and Counsel of NELICO in 1996; Vice
                                President and Counsel 1994-1996 and Second Vice
                                President and Counsel 1988-1994 of The New
                                England.
 Edward C. Hall                President, New England Services (a business unit
                                of NELICO) since 1996. Formerly, President, New
                                England Services (a business unit of The New
                                England) 1994-1996, Executive Vice President--
                                Client Services, 1988 to 1994, of The New
                                England.
 Daniel D. Jordan              Second Vice President, Counsel and Secretary of
                                NELICO since 1996. Formerly, Counsel and
                                Assistant Secretary of The New England, 1985-
                                1996.
 Richard D. Keidan             Senior Vice President of NELICO since 1996.
                                Formerly, Vice President of Metropolitan Life
                                1994-1996 (Chief Marketing Officer of MetLife
                                Brokerage); Regional Sales and Marketing
                                Manager of Phoenix Home Life until 1994.
 Alan C. Leland, Jr.           Senior Vice President of NELICO since 1996.
                                Formerly, Vice President of The New England
                                1984-1996.



                         PRINCIPAL BUSINESS EXPERIENCE
      NAME                DURING THE PAST FIVE YEARS
      ----                --------------------------
 Bruce C. Long           President, New England Annuities (a business unit of
                          NELICO) since 1996. Formerly, President, New England
                          Annuities (a business unit of The New England) 1994-
                          1996; Senior Vice President, New England Annuities in
                          1994; Vice President, Keyport Life Insurance 1992-
                          1994; General Director, John Hancock Insurance 1990-
                          1992.
 George J. Maloof        Senior Vice President of NELICO since 1996. Formerly,
                          Vice President of The New England 1991-1996.
 Eileen T. McCarthy      Senior Vice President of NELICO since 1996. Formerly,
                          Senior Vice President 1995-1996; Vice President 1989-
                          1995 of The New England.
 Thomas W. McConnell     Senior Vice President of NELICO since 1996. Director,
                          Chief Executive Officer and President of New England
                          Securities Corporation since 1993. Formerly, National
                          Sales Manager of Alliance Fund Distributors in 1993;
                          National Sales Manager of Equitable Capital
                          Securities 1992-1993.
 Thomas W. Moore         Senior Vice President of NELICO since 1996. Formerly,
                          Vice President of The New England 1990-1996.
 Robert W. Powell        President, Life Brokerage (a business unit of NELICO)
                          since 1996. Formerly, Officer-in-Charge of MetLife
                          Brokerage (a subsidiary of Metropolitan Life
                          Insurance Company) 1994-1996; Marketing Vice
                          President 1988-1994.
 Gregory A. Ross         President, TNE Information Services (a business unit
                          of NELICO) since 1996. Formerly, President, TNE
                          Information Services (a business unit of The New
                          England) and Chief Information Officer of The New
                          England, 1994-1996; Senior Vice President and Chief
                          Information Officer 1993-1994; Vice President, 1991-
                          1993 of The New England. President of TNE Information
                          Services, Inc.
 Robert E. Schneider     Executive Vice President and Chief Financial Officer
                          of NELICO since 1996. Formerly, Director, Executive
                          Vice President and Chief Financial Officer, 1993 to
                          1996; Executive Vice President and Chief Financial
                          Officer, 1990-1993, of The New England.
 John G. Small, Jr.      Senior Vice President of NELICO since 1996. Formerly,
                          Senior Vice President of The New England 1990-1996.
 Ellen D. Sullivan       Senior Vice President and Associate General Counsel of
                          NELICO since 1997. Formerly, Vice President and
                          Counsel of NELICO in 1996; Vice President and Counsel
                          1994-1996 and Second Vice President and Counsel 1985-
                          1994 of The New England.
 H. James Wilson         Executive Vice President and General Counsel of NELICO
                          since 1996. Formerly, Executive Vice President and
                          General Counsel of The New England, 1993-1996; Senior
                          Vice President and General Counsel, 1992 to 1993,
                          Senior Vice President and Associate General Counsel,
                          1990 to 1992, of The New England.
 John W. Wright          President, New England Employee Benefits Group (a
                          business unit of NELICO) since 1996. Formerly,
                          President, New England Employee Benefits Group (a
                          business unit of The New England), 1993-1996; Senior
                          Vice President of New England Employee Benefits
                          Group, 1989-1993 of The New England.
 Frederick K. Zimmermann Executive Vice President and Chief Investment Officer
                          of NELICO since 1996. Formerly, Executive Vice
                          President and Chief Investment Officer of The New
                          England 1993-1996; Senior Vice President--
                          Investments, 1989 to 1993, of The New England.

  The principal business address for each of the directors and executive officers is the same as NELICO's except where indicated otherwise.

                            TOLL-FREE NUMBERS

  For information about historical values of the Variable Account sub-accounts, call the toll-free number 1-800-333-2501.

  For sub-account transfers, premium reallocations, or Statements of Additional Information for the Eligible Funds, call the toll-free number 1-800-200-2214.

  You may also call our Client TeleService Center toll-free at 1-800-388-4000 to request current information about your Policy values, to change or update Policy information such as your address, billing mode, beneficiary or ownership, or to request Policy loans of less than $25,000. Requests must be in writing if the Policy is owned by a corporation or a pension trust.

  For all other types of Policy changes, please contact your registered representative.

                                    EXPERTS

  The financial statements of New England Variable Life Separate Account of New England Life Insurance Company ("NELICO") (formerly New England Variable Life Insurance Company) and the consolidated financial statements of NELICO and subsidiaries as of and for the year ended December 31, 1996 included in this Prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein (whose reports express unqualified opinions and, with respect to NELICO, includes an explanatory paragraph referring to the change in the basis of accounting and the change in corporate organization), and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The adjustments that were applied to restate the 1995 and 1994 financial statements to reflect the effects of the changes for adoption of generally accepted accounting principles and the changes in corporate organization have also been audited by Deloitte & Touche LLP.

  The statutory balance sheets of New England Variable Life Insurance Company and New England Pension and Annuity Company as of December 31, 1995, and the related statutory statements of operations, surplus, and cash flows for each of the two years in the period ended December 31, 1995 (not included herein), have been incorporated herein in reliance on the reports (which reports include adverse opinions as to generally accepted accounting principles and unqualified opinions as to statutory accounting practices prescribed or permitted by the Insurance Department of the State of Delaware) of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing. The statutory balance sheet of Exeter Reassurance Company, Ltd. as at December 31, 1995, and the related statutory statements of income, capital and surplus, and cash flows for the year then ended (not included herein), have been incorporated herein in reliance on the report (which report includes an adverse opinion as to generally accepted accounting principles and an unqualified opinion as to conformity with The Insurance Act 1978, amendments thereto and related regulations) of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The consolidated statement of financial condition of New England Securities Corporation as of December 31, 1995, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended (not included herein); the balance sheet of TNE Advisers, Inc. as of December 31, 1995, and the related statements of operations, changes in shareholder's equity (deficit), and cash flows for the year ended December 31, 1995 and for the period August 26, 1994 (commencement of operations) through December 31, 1994 (not included herein, have been incorporated herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm of experts in accounting and auditing. The balance sheet of Newbury Insurance Company, Limited as of December 31, 1995, and the related statements of earnings and retained earnings, and cash flows for the years ended December 31, 1995 and 1994 (not included herein), have been incorporated herein in reliance on the reports of Coopers & Lybrand, chartered accountants, given on the authority of that firm as experts in accounting and auditing.

  The statements of operations and changes in net assets of New England Variable Life Separate Account for the periods ended December 31, 1995 and 1994, have been incorporated herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners and Board of Directors of New England Life Insurance
Company:

We have audited the accompanying statement of assets and liabilities of the New England Variable Life Separate Account (comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Growth and Income Sub-Account (formerly Value Growth Sub-Account), Small Cap Sub-Account, U.S. Government Sub-Account, Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, Venture Value Sub-Account, Bond Opportunities Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account) of New England Life Insurance Company (formerly New England Variable Life Insurance Company) as of December 31, 1996, and the related statements of operations and changes in net assets for the year then ended for all Sub-Accounts, except for U.S. Government Sub-Account and Bond Opportunities Sub-Account which are for the period July 1, 1996 (Commencement of Operations) through December 31, 1996. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial statements of New England Variable Life Separate Account for the years ended December 31, 1995 and 1994 were audited by other auditors whose report, dated February 6, 1996, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the respective aforementioned sub-accounts comprising the New England Variable Life Separate Account of New England Life Insurance Company as of December 31, 1996, and the results of their operations and changes in their net assets for the period then ended, in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 18, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Policy Owners and Board of Directors of New England Variable Life Separate Account of New England Variable Life Insurance Company:

We have audited the statements of operations and changes in net assets of New England Variable Life Separate Account, comprised of Capital Growth Sub-Account, Bond Income Sub-Account, Money Market Sub-Account, Stock Index Sub-Account, Managed Sub-Account, Avanti Growth Sub-Account, Value Growth Sub-Account, Small Cap Sub-Account, Equity-Income Sub-Account, Overseas Sub-Account, High Income Sub-Account and Asset Manager Sub-Account for each of the periods ended December 31, 1995 and 1994, and also comprised of the Balanced Sub-Account, Equity Growth Sub-Account, International Equity Sub-Account, and Venture Value Sub-Account for the period May 1, 1995 (commencement of operations) through December 31, 1995, of New England Variable Life Insurance Company. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statements of operation and changes in net assets are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statements of operation and changes in net assets. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the statements of operation and changes in net assets. We believe that our audits of the statements of operation and changes in net assets provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the results of operations and changes in net assets of the respective aforementioned sub-accounts comprising New England Variable Life Separate Account of New England Variable Life Insurance Company for each of the aforementioned periods ending December 31, 1995 and 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 6, 1996

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                 NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 1996

                                                                        NEW ENGLAND ZENITH FUND
                                          ------------------------------------------------------------------------------------
                                                                                                                     GROWTH
                                            CAPITAL       BOND        MONEY       STOCK                  AVANTI        AND
                                             GROWTH      INCOME      MARKET       INDEX      MANAGED     GROWTH      INCOME
                                          SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                          ------------ ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
 Investments in New England Zenith Fund,
  Variable Insurance Products Fund, and
  Variable Insurance Products Fund II at
  value (Note 2)......................... $583,330,618 $36,866,420 $32,121,040 $35,364,494 $31,136,621 $26,636,623 $20,118,907
                    SHARES       COST
                   --------- ------------
 Capital Growth
  Series.........  1,365,890 $445,321,213
 Back Bay
  Advisors Bond
  Income Series..    349,015   36,825,901
 Back Bay
  Advisors Money
  Market Series..    321,210   32,121,040
 Westpeak Stock
  Index Series...    295,640   27,731,481
 Back Bay
  Advisors
  Managed Series.    182,770   24,998,992
 Loomis Sayles
  Avanti Growth
  Series.........    168,672   21,813,307
 Westpeak Growth
  and Income
  Series.........    132,562   17,011,817
 Loomis Sayles
  Small Cap
  Series.........    173,260   21,938,318
 Salomon Bros.
  U.S. Government
  Series.........      4,330       47,709
 Loomis Sayles
  Balanced
  Series.........    277,182    3,519,191
 Alger Equity
  Growth Series..  1,694,286   24,312,591
 Draycott
  International
  Equity Series..    441,122    4,844,072
 Davis Venture
  Value Series...  1,191,836   16,778,624
 Salomon Bros.
  Bond
  Opportunities
  Series.........      2,345       28,407
 VIP Equity-
  Income Series..  3,994,844   67,601,587
 VIP Overseas
  Series.........  3,251,652   51,758,903
 VIP High Income
  Series.........    370,017    4,270,016
 VIP II Asset
  Manager Series.    244,107    3,585,079
 Amount due and accrued (payable) from
  policy-related transactions, net.......      378,429      37,297   1,495,891      73,267      36,326      69,074      23,180
 Dividends receivable....................      --          --          135,927     --          --          --          --
                                          ------------ ----------- ----------- ----------- ----------- ----------- -----------
    Total Assets.........................  583,709,047  36,903,717  33,752,858  35,437,761  31,172,947  26,705,697  20,142,087
LIABILITIES
 Due New England Life Insurance Company..   58,709,427   4,152,861   3,940,579   4,110,599   2,587,943   4,214,337   2,970,391
                                          ------------ ----------- ----------- ----------- ----------- ----------- -----------
    Total Liabilities....................   58,709,427   4,152,861   3,940,579   4,110,599   2,587,943   4,214,337   2,970,391
                                          ------------ ----------- ----------- ----------- ----------- ----------- -----------
NET ASSETS FOR VARIABLE LIFE INSURANCE
 POLICIES................................ $524,999,620 $32,750,856 $29,812,279 $31,327,162 $28,585,004 $22,491,360 $17,171,696
                                          ============ =========== =========== =========== =========== =========== ===========

                       See Notes to Financial Statements

                                                                                                 VARIABLE INSURANCE
                                                                                                    PRODUCTS FUND
-------------------------------------------------------------------------- ------------- -----------------------------------

   SMALL        U.S.                   EQUITY    INTERNATIONAL   VENTURE       BOND        EQUITY-                  HIGH
    CAP      GOVERNMENT   BALANCED     GROWTH       EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS     INCOME
SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
-----------  ----------- ----------- ----------- ------------- ----------- ------------- ----------- ----------- -----------




$24,997,883    $46,890   $3,755,816  $26,396,980  $4,980,263   $19,176,647    $27,254    $84,011,576 $61,261,119 $4,632,616




















































     49,863        (56)         446       33,786      (6,452)       90,311      --            39,225      91,476        388
    --           --          --          --           --           --           --           --          --          --
-----------    -------   ----------  -----------  ----------   -----------    -------    ----------- ----------- ----------
 25,047,746     46,834    3,756,262   26,430,766   4,973,811    19,266,958     27,254     84,050,801  61,352,595  4,633,004

  3,525,015        797      522,853    4,360,484     735,836     2,604,988        486     11,691,229   9,943,254    534,363
-----------    -------   ----------  -----------  ----------   -----------    -------    ----------- ----------- ----------
  3,525,015        797      522,853    4,360,484     735,836     2,604,988        486     11,691,229   9,943,254    534,363
-----------    -------   ----------  -----------  ----------   -----------    -------    ----------- ----------- ----------

$21,522,731    $46,037   $3,233,409  $22,070,282  $4,237,975   $16,661,970    $26,768    $72,359,572 $51,409,341 $4,098,641
===========    =======   ==========  ===========  ==========   ===========    =======    =========== =========== ==========





















  VARIABLE
  INSURANCE
  PRODUCTS
  FUND II
------------ --------------

   ASSET
  MANAGER
SUB-ACCOUNT      TOTAL
------------ --------------




$4,132,726   $  998,994,493




















































    (5,236)       2,407,215
    --              135,927
------------ --------------
 4,127,490    1,001,537,635

   547,395      115,152,837
------------ --------------
   547,395      115,152,837
------------ --------------

$3,580,095   $  886,384,798
============ ==============

                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                                                                      NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------------
                                                                                                     GROWTH
                            CAPITAL      BOND         MONEY       STOCK                  AVANTI        AND
                            GROWTH      INCOME       MARKET       INDEX      MANAGED     GROWTH      INCOME
                          SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ----------- -----------  ----------- ----------- ----------- ----------- -----------
INCOME
Dividends...............  $32,991,113 $2,579,133   $1,306,712  $  841,454  $2,942,415  $1,494,679  $1,804,344
EXPENSE
Mortality and expense
 risk charge (Note 3)...    2,981,244    192,456      160,903     168,590     158,607     137,775     100,738
                          ----------- ----------   ----------  ----------  ----------  ----------  ----------
Net investment income
 (loss).................   30,009,869  2,386,677    1,145,809     672,864   2,783,808   1,356,904   1,703,606
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of period....   71,963,590    997,195       --       2,853,587   5,216,548   2,881,100   2,105,777
 End of period..........  138,009,405     40,519       --       7,633,013   6,137,629   4,823,316   3,107,090
                          ----------- ----------   ----------  ----------  ----------  ----------  ----------
Net change in unrealized
 appreciation
 (depreciation).........   66,045,815   (956,676)      --       4,779,426     921,081   1,942,216   1,001,313
Net realized gain (loss)
 on investments.........      985,421        299       --           1,808      69,775      27,429      18,964
                          ----------- ----------   ----------  ----------  ----------  ----------  ----------
Net realized and
 unrealized gain (loss)
 on investments.........   67,031,236   (956,377)      --       4,781,234     990,856   1,969,645   1,020,277
                          ----------- ----------   ----------  ----------  ----------  ----------  ----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS........  $97,041,105 $1,430,300   $1,145,809  $5,454,098  $3,774,664  $3,326,549  $2,723,883
                          =========== ==========   ==========  ==========  ==========  ==========  ==========

* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.


                       See Notes to Financial Statements

                                                                                                    VARIABLE INSURANCE
                                                                                                       PRODUCTS FUND
 ------------------------------------------------------------------------------------------------------------------------------

    SMALL         U.S.                   EQUITY     INTERNATIONAL   VENTURE       BOND        EQUITY-                  HIGH
     CAP       GOVERNMENT   BALANCED     GROWTH        EQUITY        VALUE    OPPORTUNITIES   INCOME     OVERSEAS     INCOME
 SUB-ACCOUNT  SUB-ACCOUNT* SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT*  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
 -----------  ------------ ----------- -----------  ------------- ----------- ------------- ----------- ----------- -----------

 $1,624,708      $ 702      $104,939   $   44,863     $ 71,347    $  444,012     $ 1,218    $ 2,662,990 $1,164,550   $199,463


     90,146         28        11,713      104,685       19,385        64,656          40        428,473    325,346     19,551
 ----------      -----      --------   ----------     --------    ----------     -------    ----------- ----------   --------

  1,534,562        674        93,226      (59,822)      51,962       379,356       1,178      2,234,517    839,204    179,912







    768,552        --          3,769       65,901       24,089       171,931       --         9,642,454  4,022,725    167,043
  3,059,565       (819)      236,625    2,084,389      136,191     2,398,023      (1,153)    16,409,989  9,502,216    362,600
 ----------      -----      --------   ----------     --------    ----------     -------    ----------- ----------   --------


  2,291,013       (819)      232,856    2,018,488      112,102     2,226,092      (1,153)     6,767,535  5,479,491    195,557

     31,570        --          2,318       11,723          159         4,907       --            27,750     44,049      1,942
 ----------      -----      --------   ----------     --------    ----------     -------    ----------- ----------   --------


  2,322,583       (819)      235,174    2,030,211      112,261     2,230,999      (1,153)     6,795,285  5,523,540    197,499
 ----------      -----      --------   ----------     --------    ----------     -------    ----------- ----------   --------


 $3,857,145      $(145)     $328,400   $1,970,389     $164,223    $2,610,355     $    25    $ 9,029,802 $6,362,744   $377,411
 ==========      =====      ========   ==========     ========    ==========     =======    =========== ==========   ========
 VARIABLE
 INSURANCE
 PRODUCTS
  FUND II
----------- ------------

   ASSET
  MANAGER
SUB-ACCOUNT    TOTAL
----------- ------------

 $174,907   $ 50,453,549


   20,483      4,984,819
----------- ------------

  154,424     45,468,730







  269,255    101,153,516
  547,647    194,486,245
----------- ------------


  278,392     93,332,729

    4,122      1,232,236
----------- ------------


  282,514     94,564,965
----------- ------------


 $436,938   $140,033,695
=========== ============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995

                                                                               NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------

                            CAPITAL       BOND         MONEY       STOCK                   AVANTI
                             GROWTH      INCOME       MARKET       INDEX       MANAGED     GROWTH
                          SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                          ------------ -----------  ----------- -----------  ----------- -----------
INCOME
Dividends...............  $ 58,318,276 $ 1,844,411  $1,109,838  $   627,118  $1,061,289  $  535,217
EXPENSE
Mortality and expense
 risk charge (Note 3)...     2,173,846     143,873     112,033       95,240     113,501      77,636
                          ------------ -----------  ----------  -----------  ----------  ----------
Net investment income...    56,144,430   1,700,538     997,805      531,878     947,788     457,581
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation) on
 investments:
 Beginning of period....     9,892,073  (2,028,893)     --       (1,645,744)    703,242     205,680
 End of period..........    71,963,590     997,195      --        2,853,587   5,216,548   2,881,100
                          ------------ -----------  ----------  -----------  ----------  ----------
Net change in unrealized
 appreciation
 (depreciation).........    62,071,517   3,026,088      --        4,499,331   4,513,306   2,675,420
Net realized gain (loss)
 on investments.........     1,613,390       7,382      --            7,637      42,457      21,233
                          ------------ -----------  ----------  -----------  ----------  ----------
Net realized and
 unrealized gain on
 investments............    63,684,907   3,033,470      --        4,506,968   4,555,763   2,696,653
                          ------------ -----------  ----------  -----------  ----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............  $119,829,337 $ 4,734,008  $  997,805  $ 5,038,846  $5,503,551  $3,154,234
                          ============ ===========  ==========  ===========  ==========  ==========

* For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.


                       See Notes to Financial Statements

                                                                                                                     VARIABLE
                                                                                                                     INSURANCE
                                                                                        VARIABLE INSURANCE           PRODUCTS
                                                                                           PRODUCTS FUND              FUND II
 ------------------------------------------------------------------------------ ----------------------------------- -----------
   GROWTH
     AND         SMALL                    EQUITY     INTERNATIONAL   VENTURE      EQUITY-                  HIGH        ASSET
   INCOME         CAP       BALANCED      GROWTH        EQUITY        VALUE       INCOME     OVERSEAS     INCOME      MANAGER
 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT* SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT* SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
 -----------  ----------- ------------ ------------  ------------- ------------ ----------- ----------- ----------- -----------

 $  606,696   $  365,015    $17,538       $195,436      $12,460      $ 86,716   $ 2,284,557 $  282,520   $  8,412    $ 11,896


     52,633       24,746        743         11,686        2,165         7,251       233,864    240,253      6,639       9,537
 ----------   ----------    -------      --------       -------      --------   ----------- ----------   --------    --------
    554,063      340,269     16,795        183,750       10,295        79,465     2,050,693     42,267      1,773       2,359







      1,918        4,662       --              --         --            --          149,659    260,895        213      (1,503)
  2,105,777      768,552      3,769         65,901       24,089       171,931     9,642,454  4,022,725    167,043     269,255
 ----------   ----------    -------      --------       -------      --------   ----------- ----------   --------    --------


  2,103,859      763,890      3,769         65,901       24,089       171,931     9,492,795  3,761,830    166,830     270,758

      9,493        1,325        223             237         (34)          203        61,089     32,279      2,817       4,661
 ----------   ----------    -------      --------       -------      --------   ----------- ----------   --------    --------


  2,113,352      765,215      3,992         66,138       24,055       172,134     9,553,884  3,794,109    169,647     275,419
 ----------   ----------    -------      --------       -------      --------   ----------- ----------   --------    --------


 $2,667,415   $1,105,484    $20,787       $249,888      $34,350      $251,599   $11,604,577 $3,836,376   $171,420    $277,778
 ==========   ==========    =======      ========       =======      ========   =========== ==========   ========    ========




------------



    TOTAL
------------

$ 67,367,395


   3,305,646
------------
  64,061,749







   7,542,202
 101,153,516
------------


  93,611,314

   1,804,392
------------


  95,415,706
------------


$159,477,455
============


                       See Notes to Financial Statements

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                            STATEMENT OF OPERATIONS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1994

                                              NEW ENGLAND ZENITH FUND
                   -----------------------------------------------------------------------------------
                                                                                     GROWTH
                     CAPITAL        BOND      MONEY     STOCK                AVANTI    AND     SMALL
                      GROWTH       INCOME     MARKET    INDEX      MANAGED   GROWTH  INCOME     CAP
                       SUB-         SUB-       SUB-      SUB-       SUB-      SUB-    SUB-      SUB-
                     ACCOUNT      ACCOUNT    ACCOUNT   ACCOUNT     ACCOUNT   ACCOUNT ACCOUNT  ACCOUNT*
                   ------------  ----------  -------- ----------  ---------  ------- -------  --------
INCOME
Dividends........  $ 13,519,083  $1,399,070  $691,932 $  307,159  $ 678,949  $43,109 $89,817   $  327
EXPENSE
Mortality and
 expense risk
 charge (Note 3).     1,637,278     107,252    93,830     59,230     86,049   31,737  18,214       28
                   ------------  ----------  -------- ----------  ---------  ------- -------   ------
Net investment
 income (loss)...    11,881,805   1,291,818   598,102    247,929    592,900   11,372  71,603      299
NET REALIZED AND
 UNREALIZED GAIN
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation)
 on investments:
 Beginning of
  period.........    46,100,393      41,284     --    (1,457,732) 1,602,795  143,154  67,310     --
 End of period...     9,892,073  (2,028,893)    --    (1,645,744)   703,242  205,680   1,918    4,662
                   ------------  ----------  -------- ----------  ---------  ------- -------   ------
Net change in
 unrealized
 appreciation
 (depreciation)..   (36,208,320) (2,070,177)    --      (188,012)  (899,553)  62,526 (65,392)   4,662
Net realized gain
 (loss) on
 investments.....        67,810       1,763     --         6,200     37,994      542     776     --
                   ------------  ----------  -------- ----------  ---------  ------- -------   ------
Net realized and
 unrealized gain
 (loss) on
 investments.....   (36,140,510) (2,068,414)    --      (181,812)  (861,559)  63,068 (64,616)   4,662
                   ------------  ----------  -------- ----------  ---------  ------- -------   ------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......  $(24,258,705) $ (776,596) $598,102 $   66,117  $(268,659) $74,440 $ 6,987   $4,961
                   ============  ==========  ======== ==========  =========  ======= =======   ======
                                                  VARIABLE
                                                  INSURANCE
                        VARIABLE INSURANCE        PRODUCTS
                          PRODUCTS FUND            FUND II
                   ------------------------------ --------- -------------
                   EQUITY-                HIGH      ASSET
                    INCOME   OVERSEAS    INCOME    MANAGER
                     SUB-      SUB-       SUB-      SUB-
                   ACCOUNT    ACCOUNT   ACCOUNT** ACCOUNT**    TOTAL
                   --------- ---------- --------- --------- -------------
INCOME
Dividends........  $670,101  $  69,390    $ --     $    --  $ 17,468,937
EXPENSE
Mortality and
 expense risk
 charge (Note 3).    75,586    133,276       6          34     2,242,520
                   --------- ---------- --------- --------- -------------
Net investment
 income (loss)...   594,515    (63,886)     (6)        (34)   15,226,417
NET REALIZED AND
 UNREALIZED GAIN
 ON INVESTMENTS
Net unrealized
 appreciation
 (depreciation)
 on investments:
 Beginning of
  period.........    93,013    700,341     --        --       47,290,558
 End of period...   149,659    260,895     213      (1,503)    7,542,202
                   --------- ---------- --------- --------- -------------
Net change in
 unrealized
 appreciation
 (depreciation)..    56,646   (439,446)    213      (1,503)  (39,748,356)
Net realized gain
 (loss) on
 investments.....      (929)      (471)    --        --          113,685
                   --------- ---------- --------- --------- -------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    55,717   (439,917)    213      (1,503)  (39,634,671)
                   --------- ---------- --------- --------- -------------
NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS......  $650,232  $(503,803)   $207     $(1,537) $(24,408,254)
                   ========= ========== ========= ========= =============

 * For the period May 2, 1994 (Commencement of Operations) through December 31, 1994.
** For the period August 31, 1994 (Commencement of Operations) through
   December 31, 1994.

                       See Notes to Financial Statements

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1996

                                                                                        NEW ENGLAND ZENITH FUND
                          -------------------------------------------------------------------------------------------
                                                                                                            GROWTH
                            CAPITAL        BOND         MONEY         STOCK                    AVANTI         AND
                             GROWTH       INCOME        MARKET        INDEX       MANAGED      GROWTH       INCOME
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
Net investment income
 (loss).................  $ 30,009,869  $ 2,386,677  $  1,145,809  $   672,864  $ 2,783,808  $ 1,356,904  $ 1,703,606
Net realized and
 unrealized gain (loss)
 on investments.........    67,031,236     (956,377)      --         4,781,234      990,856    1,969,645    1,020,277
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------
 Net increase (decrease)
  in net assets
  resulting from
  operations............    97,041,105    1,430,300     1,145,809    5,454,098    3,774,664    3,326,549    2,723,883
FROM POLICY-RELATED
 TRANSACTIONS
Net premiums transferred
 from New England Life
 Insurance Company (Note
 4).....................   111,194,198    8,517,031    79,806,482    6,566,717    5,631,293    7,140,375    5,201,936
Net transfers (to) from
 other sub-accounts.....    (1,541,352)   1,894,963   (61,482,739)   5,875,439    1,412,522    2,859,556    2,274,270
Net transfers to New
 England Life Insurance
 Company................   (76,528,987)  (5,770,575)   (9,089,129)  (5,144,242)  (4,232,475)  (5,172,577)  (3,338,871)
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net increase in net
 assets resulting from
 policy related
 transactions...........    33,123,859    4,641,419     9,234,614    7,297,914    2,811,340    4,827,354    4,137,335
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------
Net increase in net
 assets.................   130,164,964    6,071,719    10,380,423   12,752,012    6,586,004    8,153,903    6,861,218
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   394,834,656   26,679,137    19,431,856   18,575,150   21,999,000   14,337,457   10,310,478
                          ------------  -----------  ------------  -----------  -----------  -----------  -----------
NET ASSETS, AT END OF
 THE PERIOD.............  $524,999,620  $32,750,856  $ 29,812,279  $31,327,162  $28,585,004  $22,491,360  $17,171,696
                          ============  ===========  ============  ===========  ===========  ===========  ===========

* For the period July 1, 1996 (Commencement of Operations) through December 31, 1996.


                       See Notes to Financial Statements



--------------------------------------------------------------------------------------------

   SMALL         U.S.                    EQUITY     INTERNATIONAL   VENTURE        BOND
    CAP       GOVERNMENT   BALANCED      GROWTH        EQUITY        VALUE     OPPORTUNITIES
SUB-ACCOUNT  SUB-ACCOUNT* SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT*
-----------  ------------ -----------  -----------  ------------- -----------  -------------



 $1,534,562    $   674    $   93,226   $   (59,822)  $    51,962  $   379,356     $ 1,178


  2,322,583       (819)      235,174     2,030,211       112,261    2,230,999      (1,153)
-----------    -------    ----------   -----------   -----------  -----------     -------



  3,857,145       (145)      328,400     1,970,389       164,223    2,610,355          25





  5,440,860       --         811,932     9,286,073     1,454,605    4,876,053       --

 10,060,122     46,951     2,383,695    11,496,667     2,908,047    9,510,686      27,190


 (4,380,392)      (769)     (708,829)   (6,395,345)   (1,242,748)  (3,721,564)       (447)
-----------    -------    ----------   -----------   -----------  -----------     -------



 11,120,590     46,182     2,486,798    14,387,395     3,119,904   10,665,175      26,743
-----------    -------    ----------   -----------   -----------  -----------     -------

 14,977,735     46,037     2,815,198    16,357,784     3,284,127   13,275,530      26,768

  6,544,996       --         418,211     5,712,498       953,848    3,386,440       --
-----------    -------    ----------   -----------   -----------  -----------     -------

$21,522,731    $46,037    $3,233,409   $22,070,282   $ 4,237,975  $16,661,970     $26,768
===========    =======    ==========   ===========   ===========  ===========     =======
                                          VARIABLE
                                          INSURANCE
            VARIABLE INSURANCE            PRODUCTS
            PRODUCTS FUND                  FUND II
---------------------------------------- ------------ --------------

  EQUITY-                      HIGH         ASSET
   INCOME       OVERSEAS      INCOME       MANAGER
SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      TOTAL
------------- ------------- ------------ ------------ --------------



$  2,234,517  $    839,204  $  179,912   $  154,424   $  45,468,730


   6,795,285     5,523,540     197,499      282,514      94,564,965
------------- ------------- ------------ ------------ --------------



   9,029,802     6,362,744     377,411      436,938     140,033,695





  20,426,731    17,135,189     970,763    1,258,847     285,719,085

   9,029,810     1,051,463   1,631,762      560,948        --


 (13,479,623)  (11,522,274)   (623,788)    (649,631)   (152,002,266)
------------- ------------- ------------ ------------ --------------



  15,976,918     6,664,378   1,978,737    1,170,164     133,716,819
------------- ------------- ------------ ------------ --------------

  25,006,720    13,027,122   2,356,148    1,607,102     273,750,514

  47,352,852    38,382,219   1,742,493    1,972,993     612,634,284
------------- ------------- ------------ ------------ --------------

$ 72,359,572  $ 51,409,341  $4,098,641   $3,580,095   $ 886,384,798
============= ============= ============ ============ ==============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1995

                                                                            NEW ENGLAND ZENITH FUND
                          ------------------------------------------------------------------------------

                            CAPITAL        BOND         MONEY         STOCK                    AVANTI
                             GROWTH       INCOME        MARKET        INDEX       MANAGED      GROWTH
                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                          ------------  -----------  ------------  -----------  -----------  -----------
FROM OPERATING
 ACTIVITIES
Net investment income...  $ 56,144,430  $ 1,700,538  $    997,805  $   531,878  $   947,788  $   457,581
Net realized and
 unrealized gain on
 investments............    63,684,907    3,033,470       --         4,506,968    4,555,763    2,696,653
                          ------------  -----------  ------------  -----------  -----------  -----------
 Increase in net assets
  resulting from
  operations............   119,829,337    4,734,008       997,805    5,038,846    5,503,551    3,154,234
FROM POLICY-RELATED
 TRANSACTIONS
Net premiums transferred
 from New England Life
 Insurance Company (Note
 4).....................   100,611,223    7,330,838    40,457,027    4,559,195    4,757,562    5,407,500
Net transfers (to) from
 other sub-accounts.....    (7,820,362)   2,481,090   (32,083,917)   2,734,513      286,111    3,131,998
Net transfers to New
 England Life Insurance
 Company................   (67,280,279)  (4,616,930)   (6,819,802)  (3,436,368)  (3,307,802)  (3,767,486)
                          ------------  -----------  ------------  -----------  -----------  -----------
Increase in net assets
 resulting from policy
 related transactions...    25,510,582    5,194,998     1,553,308    3,857,340    1,735,871    4,772,012
                          ------------  -----------  ------------  -----------  -----------  -----------
Net increase in net
 assets.................   145,339,919    9,929,006     2,551,113    8,896,186    7,239,422    7,926,246
NET ASSETS, AT BEGINNING
 OF THE PERIOD..........   249,494,737   16,750,131    16,880,743    9,678,964   14,759,578    6,411,211
                          ------------  -----------  ------------  -----------  -----------  -----------
NET ASSETS, AT END OF
 THE PERIOD.............  $394,834,656  $26,679,137  $ 19,431,856  $18,575,150  $21,999,000  $14,337,457
                          ============  ===========  ============  ===========  ===========  ===========

 * For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.


                       See Notes to Financial Statements

                                                                                        VARIABLE INSURANCE
                                                                                           PRODUCTS FUND
------------------------------------------------------------------------------- -------------------------------------
  GROWTH
    AND         SMALL                     EQUITY     INTERNATIONAL   VENTURE      EQUITY-                    HIGH
  INCOME         CAP        BALANCED      GROWTH        EQUITY        VALUE       INCOME      OVERSEAS      INCOME
SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT* SUB-ACCOUNT*  SUB-ACCOUNT*  SUB-ACCOUNT* SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
-----------  -----------  ------------ ------------  ------------- ------------ -----------  -----------  -----------


$   554,063  $   340,269    $ 16,795   $   183,750     $  10,295    $   79,465  $ 2,050,693  $    42,267  $    1,773


  2,113,352      765,215       3,992        66,138        24,055       172,134    9,553,884    3,794,109     169,647
-----------  -----------    --------   -----------     ---------    ----------  -----------  -----------  ----------


  2,667,415    1,105,484      20,787       249,888        34,350       251,599   11,604,577    3,836,376     171,420





  3,473,273    2,237,626      81,978     1,048,361       241,835       625,044   13,985,879   17,076,602     395,370

  2,645,617    4,814,141     409,874     5,735,744       948,764     3,228,499   12,483,761   (2,007,296)  1,503,857


(2,568,808)   (1,803,085)    (94,428)   (1,321,495)     (271,101)     (718,702)  (9,853,532)  (8,392,295)   (358,576)
-----------  -----------    --------   -----------     ---------    ----------  -----------  -----------  ----------


  3,550,082    5,248,682     397,424     5,462,610       919,498     3,134,841   16,616,108    6,677,011   1,540,651
-----------  -----------    --------   -----------     ---------    ----------  -----------  -----------  ----------

  6,217,497    6,354,166     418,211     5,712,498       953,848     3,386,440   28,220,685   10,513,387   1,712,071

  4,092,981      190,830       --           --            --            --       19,132,167   27,868,832      30,422
-----------  -----------    --------   -----------     ---------    ----------  -----------  -----------  ----------

$10,310,478  $ 6,544,996    $418,211   $ 5,712,498     $ 953,848    $3,386,440  $47,352,852  $38,382,219  $1,742,493
===========  ===========    ========   ===========     =========    ==========  ===========  ===========  ==========
 VARIABLE
 INSURANCE
 PRODUCTS
  FUND II
------------ --------------

   ASSET
  MANAGER
SUB-ACCOUNT      TOTAL
------------ --------------


$    2,359   $  64,061,749


   275,419      95,415,706
------------ --------------


   277,778     159,477,455





   696,227     202,985,540

 1,507,606        --


  (709,312)   (115,320,001)
------------ --------------


 1,494,521      87,665,539
------------ --------------

 1,772,299     247,142,994

   200,694     365,491,290
------------ --------------

$1,972,993   $ 612,634,284
============ ==============


                       See Notes to Financial Statements

                   NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                       OF
                       NEW ENGLAND LIFE INSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE TWELVE MONTHS ENDED DECEMBER 31, 1994

                                                      NEW ENGLAND ZENITH FUND
                   -----------------------------------------------------------------------------------------------------
                     CAPITAL        BOND                       STOCK                                 GROWTH      SMALL
                      GROWTH       INCOME        MONEY         INDEX                    AVANTI         AND        CAP
                       SUB-         SUB-         MARKET        SUB-        MANAGED      GROWTH       INCOME       SUB-
                     ACCOUNT       ACCOUNT    SUB- ACCOUNT    ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  ACCOUNT*
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
FROM OPERATING
ACTIVITIES
Net investment
income (loss)....  $ 11,881,805  $ 1,291,818  $    598,102  $   247,929  $   592,900  $    11,372  $    71,603  $    299
Net realized and
unrealized gain
(loss) on
investments......   (36,140,510)  (2,068,414)      --          (181,812)    (861,559)      63,068      (64,616)    4,662
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
 Increase
 (decrease) in
 net assets
 resulting from
 operations......   (24,258,705)    (776,596)      598,102       66,117     (268,659)      74,440        6,987     4,961
FROM POLICY-
RELATED
TRANSACTIONS
Net premiums
transferred from
New England Life
Insurance Company
(Note 4).........   101,802,783    6,362,705    39,544,492    3,600,140    4,112,835    3,173,029    1,762,484     4,323
Net transfers
(to) from other
sub-accounts.....    (1,234,289)    (822,617)  (29,858,294)     718,688     (186,357)   2,527,486    2,012,595   226,677
Net transfers to
New England Life
Insurance
Company..........   (56,761,722)  (4,458,223)   (6,161,941)  (2,075,140)  (3,102,454)  (2,027,427)  (1,190,128)  (45,131)
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Increase in net
assets resulting
from policy-
related
transactions.....    43,806,772    1,081,865     3,524,257    2,243,688      824,024    3,673,088    2,584,951   185,869
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
Net increase in
net assets.......    19,548,067      305,269     4,122,359    2,309,805      555,365    3,747,528    2,591,938   190,830
NET ASSETS, AT
BEGINNING OF THE
PERIOD...........   229,946,670   16,444,862    12,758,384    7,369,159   14,204,213    2,663,683    1,501,043     --
                   ------------  -----------  ------------  -----------  -----------  -----------  -----------  --------
NET ASSETS, AT
END OF THE
PERIOD...........  $249,494,737  $16,750,131  $ 16,880,743  $ 9,678,964  $14,759,578  $ 6,411,211  $ 4,092,981  $190,830
                   ============  ===========  ============  ===========  ===========  ===========  ===========  ========
                                                       VARIABLE
                                                       INSURANCE
                          VARIABLE INSURANCE           PRODUCTS
                             PRODUCTS FUND              FUND II
                   ----------------------------------- ---------- -------------
                                               HIGH      ASSET
                     EQUITY-                  INCOME    MANAGER
                     INCOME      OVERSEAS      SUB-      SUB-
                   SUB-ACCOUNT  SUB-ACCOUNT  ACCOUNT** ACCOUNT**     TOTAL
                   ------------ ------------ --------- ---------- -------------
FROM OPERATING
ACTIVITIES
Net investment
income (loss)....  $   594,515  $   (63,886)  $    (6) $    (34)  $ 15,226,417
Net realized and
unrealized gain
(loss) on
investments......       55,717     (439,917)      213    (1,503)   (39,634,671)
                   ------------ ------------ --------- ---------- -------------
 Increase
 (decrease) in
 net assets
 resulting from
 operations......      650,232     (503,803)      207    (1,537)   (24,408,254)
FROM POLICY-
RELATED
TRANSACTIONS
Net premiums
transferred from
New England Life
Insurance Company
(Note 4).........    9,237,234   11,268,285       102     8,495    180,876,907
Net transfers
(to) from other
sub-accounts.....    9,868,299   16,487,055    36,048   224,709        --
Net transfers to
New England Life
Insurance
Company..........   (4,905,512)  (8,836,370)   (5,935)  (30,973)   (89,600,956)
                   ------------ ------------ --------- ---------- -------------
Increase in net
assets resulting
from policy-
related
transactions.....   14,200,021   18,918,970    30,215   202,231     91,275,951
                   ------------ ------------ --------- ---------- -------------
Net increase in
net assets.......   14,850,253   18,415,167    30,422   200,694     66,867,697
NET ASSETS, AT
BEGINNING OF THE
PERIOD...........    4,281,914    9,453,665     --        --       298,623,593
                   ------------ ------------ --------- ---------- -------------
NET ASSETS, AT
END OF THE
PERIOD...........  $19,132,167  $27,868,832   $30,422  $200,694   $365,491,290
                   ============ ============ ========= ========== =============

* For the period May 2, 1994 (Commencement of Operations) through December 31, 1994.
**For the period August 31, 1994 (Commencement of Operations) through December
 31, 1994.

                       See Notes to Financial Statements

                  NEW ENGLAND VARIABLE LIFE SEPARATE ACCOUNT
                                      OF
                      NEW ENGLAND LIFE INSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS. New England Variable Life Separate Account (the "Account") of New England Life Insurance Company ("NELICO"), formerly New England Variable Life Insurance Company ("NEVLICO"), was established by NELICO's Board of Directors on January 31, 1983 in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The assets of the Account are owned by NELICO. The net assets of the Account are restricted from use in the ordinary business of NELICO.

Effective with the merger on August 30, 1996 of New England Mutual Life Insurance Company ("NEMLICO") and Metropolitan Life Insurance Company ("MLI"), NEMLICO ceased to exist, with MLI the surviving company of the merger. NELICO then became an indirect wholly-owned subsidiary of MLI.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SUB-ACCOUNTS. The Account has eighteen investment sub-accounts each of which invest in the shares of one portfolio of the New England Zenith Fund ("Zenith Fund"), the Variable Insurance Products Fund or the Variable Insurance Products Fund II. The portfolios of the Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II in which the sub-accounts invest are referred to herein as the "Eligible Funds". The Zenith Fund, the Variable Insurance Products Fund and the Variable Insurance Products Fund II are diversified, open-end management investment companies. The Account purchases or redeems shares of the eighteen Eligible Funds based on the amount of net premiums invested in the Account, transfers among the sub-accounts, policy loans, surrender payments, and death benefit payments. The values of the shares of the Eligible Funds are determined as of the close of the New York Stock Exchange (normally 4:00 p.m. EST) on each day the Exchange is open for trading. Realized gains and losses on the sale of Eligible Funds' shares are computed on the basis of identified cost on the trade date. Income from dividends is recorded on the ex-dividend date. Charges for investment advisory fees and other expenses are reflected in the carrying value of the assets of the Eligible Funds.

3. MORTALITY AND EXPENSE RISK CHARGES. NELICO charges the Account for the mortality and expense risk NELICO assumes. The mortality risk assumed by NELICO is the risk that insureds may live for shorter periods of time than NELICO estimated when setting its cost of insurance charges. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative charges may prove insufficient to cover actual cost. If these deductions are insufficient to cover the cost of the mortality and expense risk assumed by NELICO, NELICO absorbs the resulting losses and makes sufficient transfers to the Fund from its general assets. Conversely, if those deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, the excess is retained by NELICO. Currently, the charges are made daily at an annual rate of .35% of the Account assets attributable to fixed premium ("Zenith Life") variable policies, .45% of the Account assets attributable to single premium ("Zenith Life One") variable life policies, .60% of the Account assets attributable to variable ordinary ("Zenith Life Plus" and "Zenith Life Plus II") life policies and limited payment ("Zenith Life Executive 65") variable life policies, .90% of the Account assets attributable to variable survivorship ("Zenith Survivorship Life") life policies, and .75% of the Account assets attributable to flexible premium ("Zenith Flexible Life") variable policies. For the modified single premium ("American Gateway") variable life policies mortality and expense risk charges are not charged against the sub-account assets but are deducted from the policy cash values monthly at an annual rate of .90%.

4. NET PREMIUM TRANSFERS AND DEDUCTIONS FROM CASH VALUE. Certain deductions are made from each premium payment paid to NELICO to arrive at a net premium that is transferred to the Account. Certain deductions are made from cash values in the sub-accounts. These deductions, depending on the policy, could include sales loads, administrative charges, premium tax charges, risk charges, cost of insurance charges, and charges for rider benefits and special risk charges.

5. FEDERAL INCOME TAXES. For federal income tax purposes the Account's operations are included with those of NELICO. NELICO intends to make appropriate charges against the Account in the future if and when tax liabilities arise.

6. INVESTMENT ADVISERS. The adviser and sub-adviser for each series of the Zenith Fund are listed in the chart below. TNE Advisers, Inc. which is a subsidiary of NELICO, and each of the sub-advisers are registered with the SEC as investment advisers under the Investment Advisers Act of 1940.

        SERIES                    ADVISER                        SUB-ADVISER
        ------           ------------------------- ---------------------------------------
Capital Growth           Capital Growth
                         Management, L.P. ("CGM")*
Back Bay Advisors Money  TNE Advisers, Inc.**      Back Bay Advisors, L.P.*
 Market
Back Bay Advisors Bond   TNE Advisers, Inc.**      Back Bay Advisors, L.P.*
 Income
Back Bay Advisors        TNE Advisers, Inc.**      Back Bay Advisors, L.P.*
 Managed
Westpeak Stock Index     TNE Advisers, Inc.**      Westpeak Investment Advisors, L.P.*
Westpeak Growth and      TNE Advisers, Inc.**      Westpeak Investment Advisors, L.P.*
 Income
Loomis Sayles Avanti     TNE Advisers, Inc.**      Loomis, Sayles & Company, L.P.*
 Growth
Loomis Sayles Small Cap  TNE Advisers, Inc.**      Loomis, Sayles & Company, L.P.*
Loomis Sayles Balanced   TNE Advisers, Inc.**      Loomis, Sayles & Company, L.P.*
Draycott International   TNE Advisers, Inc.**      Draycott Partners, Ltd.
 Equity
Davis Venture Value      TNE Advisers, Inc.**      Davis Selected Advisers, Inc.
Alger Equity Growth      TNE Advisers, Inc.**      Fred Alger Management, Inc.
Salomon Brothers U.S.    TNE Advisers, Inc.**      Salomon Brothers Asset Management, Inc.
 Government
Salomon Brothers         TNE Advisers, Inc.**      Salomon Brothers Asset Management, Inc.
 Strategic Bond
 Opportunities

 * An affiliate of NELICO
** A subsidiary of NELICO

In the case of the Back Bay Advisors Money Market Series, Back Bay Advisors Bond Income Series, Back Bay Advisors Managed Series, Westpeak Stock Index Series, Westpeak Growth and Income Series, Loomis Sayles Avanti Growth Series and Loomis Sayles Small Cap Series, TNE Advisers became the adviser on May 1, 1995. Prior to that date those Series were advised by their current sub-adviser, except as follows. NEMLICO, the former parent of NELICO, itself served as investment adviser to the Back Bay Advisors Money Market Series and Back Bay Advisors Bond Income Series until September 10, 1986 when Back Bay Advisors assumed its responsibilities under the investment advisory agreements with those Series. Back Bay Advisors served as investment adviser to the Westpeak Stock Index Series until August 2, 1993, when Westpeak became the investment adviser. The Capital Growth Series was managed by Loomis, Sayles until March 1, 1990, when its Capital Growth Management division was reorganized into CGM. The Equity-Income, Overseas, and High Income Portfolios of the Variable Insurance Products Fund and the Asset Manager Portfolio of the Variable Insurance Products Fund II receive investment advice from Fidelity Management & Research Company.

On January 22, 1997, the Board of Trustees of New England Zenith Fund approved a new subadvisory agreement relating to the Draycott International Equity Series between TNE Advisers, Inc. and Morgan Stanley Asset Management Inc. ("MSAM"). This new agreement, is expected to become effective May 1, 1997 (subject to shareholder approval, if necessary). Under this new agreement MSAM would become subadviser of the Series, succeeding Draycott Partners, Ltd. and would be responsible for the day to day management of the Series. The new name of the Series will be Morgan Stanley International Magnum Equity Series.

7. INVESTMENT PURCHASES AND SALES. The following table shows the aggregate cost of Eligible Fund shares purchased and proceeds from the sales of Eligible Fund shares for each sub-account for the year ended December 31, 1996:

                                                   PURCHASES      SALES
                                                  ------------ ------------
   Capital Growth Series                          $192,435,910 $125,337,191
   Back Bay Advisors Money Market Series            98,065,488   87,200,674
   Back Bay Advisors Bond Income Series             18,719,861   11,239,097
   Back Bay Advisors Managed Series                 13,159,539    7,382,329
   Westpeak Stock Index Series                      16,840,737    7,613,106
   Westpeak Growth and Income Series                11,290,092    4,514,904
   Loomis Sayles Avanti Growth Series               14,804,586    7,554,161
   Loomis Sayles Small Cap Series                   20,487,120    6,016,762
   Loomis Sayles Balanced Series                     3,720,239      699,768
   Draycott International Equity Series              5,234,589    1,560,413
   Davis Venture Value Series                       16,761,770    3,814,839
   Alger Equity Growth Series                       25,051,802    7,538,044
   Salomon Brothers U.S. Government Series*             47,709      --
   Salomon Brothers Strategic Bond Opportunities
    Series*                                             28,407      --
   VIP Equity-Income Series                         40,788,600   18,781,619
   VIP Overseas Series                              29,417,696   19,661,090
   VIP High Income Series                            3,849,778    1,456,754
   VIP II Asset Manager Series                       2,822,409    1,496,363

* For the period July 1, 1996 (Commencement of Operations of the sub-account) through December 31, 1996.

8. NET INVESTMENT RETURNS. The following table shows the net investment return of the sub-account for each type of variable life insurance policy investing in the Account. The net investment return reflects the appropriate mortality and expense risk charge against sub-account assets, where applicable, for each type of variable life insurance policy shown (in the case of the American Gateway Series, the mortality and expense risk charge is deducted monthly from cash values rather than daily from sub-account assets and, therefore, does not impact sub-account net investment returns). These figures do not reflect charges deducted from premiums and the cash values of the policies. Such charges will affect the actual cash values and benefits of the policies. Certain amounts have been restated to conform with the current calculation of net investment return to provide greater comparability with industry convention.

FIXED PREMIUM ("ZENITH LIFE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth..........  52.17%    (9.11%)  30.30%   (3.82%)  53.45%   (6.38%)  14.57%   (7.39%)  37.55%   20.65%
Bond Income.............   1.91%     7.99%   11.91%    7.71%   17.55%    7.80%   12.22%   (3.70%)  20.78%    4.24%
Money Market............   6.16%     7.14%    8.87%    7.81%    5.84%    3.43%    2.61%    3.61%    5.33%    4.76%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index............. (12.40%)   15.93%   29.70%   (4.48%)  29.98%    6.92%    9.34%    0.76%   36.44%   22.04%
Managed.................  (0.89%)    9.10%   18.67%    2.85%   19.75%    6.33%   10.26%   (1.46%)  30.81%   14.62%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Avanti Growth.................................................................   14.47%   (0.62%)  29.90%   17.20%
Growth and Income.............................................................   13.97%   (1.55%)  35.99%   17.68%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Equity-Income.................................................................    9.29%    6.69%   34.62%   13.88%
Overseas......................................................................   14.57%    1.37%    9.30%   12.82%
                                                                                         5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
Small Cap..............................................................................   (3.45%)  28.40%   30.22%
                                                                                         8/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
High Income............................................................................   (0.58%)  20.18%   13.63%
Asset Manager..........................................................................   (4.41%)  16.55%   14.20%
                                                                                                  5/1/95-  1/1/96-
SUB-ACCOUNT                                                                                       12/31/95 12/31/96
-----------                                                                                       -------- --------
Equity Growth...................................................................................   24.84%   12.78%
Balanced........................................................................................   13.75%   16.50%
International Equity............................................................................    3.85%    6.30%
Venture Value...................................................................................   21.64%   25.40%

SINGLE PREMIUM ("ZENITH LIFE ONE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth..........  52.02%    (9.20%)  30.17%   (3.91%)  53.29%   (6.47%)  14.46%   (7.38%)  37.41%   20.53%
Bond Income.............   1.81%     7.88%   11.79%    7.60%   17.43%    7.69%   12.10%   (3.80%)  20.66%    4.14%
Money Market............   6.05%     7.03%    8.77%    7.71%    5.74%    3.33%    2.51%    3.35%    5.23%    4.65%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index............. (12.46%)   15.82%   29.57%   (4.58%)  29.85%    6.81%    9.23%    0.66%   36.30%   21.91%
Managed.................  (0.96%)    8.99%   18.55%    2.75%   19.63%    6.22%   10.15%   (1.56%)  30.67%   14.51%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Avanti Growth.................................................................   14.39%   (0.72%)  29.77%   17.08%
Growth and Income.............................................................   13.90%   (1.65%)  35.85%   17.56%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Equity-Income.................................................................    9.22%    6.59%   34.49%   13.77%
Overseas......................................................................   14.49%    1.27%    9.19%   12.70%
                                                                                         5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
Small Cap..............................................................................   (3.52%)  28.27%   30.09%
                                                                                         8/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
High Income............................................................................   (0.61%)  20.06%   13.52%
Asset Manager..........................................................................   (4.45%)  16.43%   14.09%
                                                                                                  5/1/95-  1/1/96-
SUB-ACCOUNT                                                                                       12/31/95 12/31/96
-----------                                                                                       -------- --------
Equity Growth...................................................................................   24.76%   12.66%
Balanced........................................................................................   13.67%   16.39%
International Equity............................................................................    3.79%    6.19%
Venture Value...................................................................................   21.56%   25.27%

VARIABLE ORDINARY ("ZENITH LIFE PLUS" AND "ZENITH LIFE PLUS II") AND LIMITED PAYMENT ("ZENITH LIFE EXECUTIVE 65") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth..........  51.79%    (9.34%)  29.98%   (4.06%)  53.06%   (6.61%)  14.28%   (7.62%)  37.21%   20.34%
Bond Income.............   1.65%     7.72%   11.63%    7.44%   17.25%    7.53%   11.94%   (3.94%)  20.47%    3.98%
Money Market............   5.89%     6.87%    8.60%    7.54%    5.58%    3.18%    2.36%    3.35%    5.07%    4.50%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index............. (12.55%)   15.65%   29.37%   (4.72%)  29.65%    6.65%    9.07%    0.51%   36.10%   21.73%
Managed.................  (1.06%)    8.83%   18.37%    2.59%   19.45%    6.06%    9.99%   (1.70%)  30.48%   14.34%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Avanti Growth.................................................................   14.28%   (0.87%)  29.57%   16.90%
Growth and Income.............................................................   13.78%   (1.80%)  35.65%   17.38%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Equity-Income.................................................................    9.11%    6.43%   34.29%   13.59%
Overseas......................................................................   14.38%    1.12%    9.02%   12.53%
                                                                                         5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
Small Cap..............................................................................   (3.61%)  28.08%   29.90%
                                                                                         8/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
High Income............................................................................   (0.66%)  19.88%   13.35%
Asset Manager..........................................................................   (4.49%)  16.26%   13.91%
                                                                                                  5/1/95-  1/1/96-
SUB-ACCOUNT                                                                                       12/31/95 12/31/96
-----------                                                                                       -------- --------
Equity Growth...................................................................................   24.64%   12.49%
Balanced........................................................................................   13.56%   16.21%
International Equity............................................................................    3.68%    6.03%
Venture Value...................................................................................   21.44%   25.08%

VARIABLE SURVIVORSHIP ("ZENITH SURVIVORSHIP LIFE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth..........  51.34%    (9.61%)  29.59%   (4.35%)  52.61%   (6.90%)  13.94%   (7.90%)  36.80%   19.98%
Bond Income.............   1.35%     7.40%   11.29%    7.11%   16.90%    7.21%   11.60%   (4.23%)  20.12%    3.67%
Money Market............   5.57%     6.55%    8.28%    7.22%    5.26%    2.87%    2.05%    3.04%    4.75%    4.18%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index............. (12.73%)   15.30%   28.99%   (5.01%)  29.27%    6.33%    8.74%    0.21%   35.69%   21.36%
Managed.................  (1.26%)    8.50%   18.02%    2.28%   19.10%    5.74%    9.69%   (2.00%)  30.09%   13.99%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Avanti Growth.................................................................   14.05%   (1.16%)  29.19%   16.55%
Growth and Income.............................................................   13.55%   (2.09%)  35.25%   17.03%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Equity-Income.................................................................    8.89%    6.11%   33.89%   13.25%
Overseas......................................................................   14.15%    0.82%    8.70%   12.19%
                                                                                         5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
Small Cap..............................................................................   (3.80%)  27.69%   29.50%
                                                                                         8/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
High Income............................................................................   (0.76%)  19.53%   13.00%
Asset Manager..........................................................................   (4.59%)  15.91%   13.57%
                                                                                                  5/1/95-  1/1/96-
SUB-ACCOUNT                                                                                       12/31/95 12/31/96
-----------                                                                                       -------- --------
Equity Growth...................................................................................   24.39%   12.15%
Balanced........................................................................................   13.33%   15.86%
International Equity............................................................................    3.48%    5.71%
Venture Value...................................................................................   21.20%   24.71%

FLEXIBLE PREMIUM ("ZENITH FLEXIBLE LIFE") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         ------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Capital Growth..........  51.56%    (9.47%)  31.88%   (5.73%)  52.83%   (6.75%)  14.11%   (7.76%)  37.00%   20.16%
Bond Income.............   1.50%     7.56%   11.46%    7.28%   17.08%    7.37%   11.77%   (4.08%)  20.29%    3.82%
Money Market............   5.73%     6.71%    8.44%    7.38%    5.42%    3.02%    2.20%    3.20%    4.91%    4.34%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94 12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- -------- -------- --------
Stock Index............. (13.06%)   15.47%   29.18%   (4.86%)  29.46%    6.49%    8.90%    0.36%   35.90%   21.55%
Managed.................  (1.15%)    8.67%   18.20%    2.44%   19.28%    5.90%    9.82%   (1.85%)  30.28%   14.16%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Avanti Growth.................................................................   14.16%   (1.01%)  29.38%   16.72%
Growth and Income.............................................................   13.67%   (1.94%)  35.45%   17.21%
                                                                                4/30/93- 1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94 12/31/95 12/31/96
-----------                                                                     -------- -------- -------- --------
Equity-Income.................................................................    9.00%    6.27%   34.09%   13.42%
Overseas......................................................................   14.26%    0.97%    8.86%   12.36%
                                                                                         5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
Small Cap..............................................................................   (3.71%)  27.88%   29.70%
                                                                                         8/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94 12/31/95 12/31/96
-----------                                                                              -------- -------- --------
High Income............................................................................   (0.71%)  19.71%   13.17%
Asset Manager..........................................................................   (4.54%)  16.08%   13.74%
                                                                                                  5/1/95-  1/1/96-
SUB-ACCOUNT                                                                                       12/31/95 12/31/96
-----------                                                                                       -------- --------
Equity Growth...................................................................................   24.51%   12.32%
Balanced........................................................................................   13.44%   16.03%
International Equity............................................................................    3.58%    5.87%
Venture Value...................................................................................   21.32%   24.89%

MODIFIED SINGLE PREMIUM ("AMERICAN GATEWAY") POLICIES

                                                 NET INVESTMENT RETURN OF THE SUB-ACCOUNTS
                         -------------------------------------------------------------------------------------------
                         1/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-   1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- --------- -------- --------
Bond Income.............   2.27%     8.37%   12.30%    8.09%   17.96%   8.18%    12.61%   (3.36%)   21.20%    4.61%
Money Market............   6.53%     7.52%    9.25%    8.19%    6.21%   3.80%     2.97%    3.97%     5.70%    5.13%
                         5/1/87-   1/1/88-  1/1/89-  1/1/90-  1/1/91-  1/1/92-  1/1/93-   1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT              12/31/87  12/31/88 12/31/89 12/31/90 12/31/91 12/31/92 12/31/93 12/31/94  12/31/95 12/31/96
-----------              --------  -------- -------- -------- -------- -------- -------- --------- -------- --------
Stock Index............. (12.20%)   16.34%   30.15%   (4.14%)  30.43%   7.30%     9.72%    1.12%    36.92%   22.47%
Managed.................  (0.66%)    9.48%   19.08%    3.21%   20.17%   6.70%    10.65%   (1.11%)   31.26%   15.03%
                                                                                4/30/93-  1/1/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                     12/31/93 12/31/94  12/31/95 12/31/96
-----------                                                                     -------- --------- -------- --------
Avanti Growth.................................................................   14.74%   (0.27%)   30.35%   17.61%
Growth and Income.............................................................   14.24%   (1.21%)   36.47%   18.10%
                                                                                          5/2/94-  1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94  12/31/95 12/31/96
-----------                                                                              --------- -------- --------
Small Cap..............................................................................   (3.23%)   28.84%   30.68%
                                                                                         10/31/94- 1/1/95-  1/1/96-
SUB-ACCOUNT                                                                              12/31/94  12/31/95 12/31/96
-----------                                                                              --------- -------- --------
Equity Growth..........................................................................   (4.20%)   48.69%   13.17%
Balanced...............................................................................   (0.10%)   24.79%   16.91%
International Equity...................................................................    2.60%     6.23%    6.67%
Venture Value..........................................................................   (3.50%)   39.28%   25.84%
U.S. Government........................................................................    0.60%    15.02%    3.31%
Strategic Bond Opportunities...........................................................   (1.40%)   19.38%   14.36%

  The net investment return of a sub-account is calculated by taking the difference between the sub-account's ending value and the beginning value for the period and dividing it by the beginning value for the period.

                       INDEPENDENT AUDITORS' REPORT

New England Life Insurance Company:

We have audited the accompanying consolidated balance sheet of New England Life Insurance Company (formally New England Variable Life Insurance Company) and subsidiaries as of December 31, 1996, and the related consolidated statement of earnings, equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1996 consolidated financial statements present fairly, in all material respects, the financial position of the New England Life Insurance Company and subsidiaries as of December 31, 1996 and the results of their operations and their cash flows for the year then ended in conformity with generally accepted accounting principles.

In 1996, as discussed in Note 1 to the financial statements, the Company (1) has adopted all applicable generally accepted accounting principles as required for mutual life insurance enterprises (or wholly-owned stock life insurance company subsidiaries of mutual life insurance enterprises) by Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises, and Statement of Financial Accounting Standards No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Policies; and (2) has reflected the effects of the changes in corporate organization.

The consolidated balance sheet of the Company and subsidiaries as of December 31, 1995 and the related consolidated statements of earnings, equity, and cash flows for the periods ended December 31, 1995 and 1994 present the combination of the individual financial statements of New England Variable Life Insurance Company and other entities listed in Note 1. Such individual financial statements were audited by other auditors before the applicable effects of the changes described in the paragraph above and their reports on the financial statements of each of the insurance entities listed in Note 1 expressed an adverse opinion as to the conformity with generally accepted accounting principles and an unqualified opinion as to conformity with statutory principles and their reports on the financial statements of each of the other entities expressed an unqualified opinion. We have audited the adjustments that were applied to restate the 1995 and 1994 financial statements to reflect the effects of the changes for the adoption of generally accepted accounting principles and the changes in corporate organization as described in Note 1. In our opinion, such adjustments are appropriate and have been properly applied.

Deloitte & Touche LLP

February 18, 1997
Boston, Massachusetts

                       NEW ENGLAND LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                           DECEMBER 31, 1996 AND 1995

                                            NOTES      1996           1995
                                            ----- -------------- --------------
ASSETS
Investments:
 Fixed Maturities:
  Available for Sale, at Estimated Fair
   Value................................... 2,11  $  524,284,643 $  575,834,866
  Held to Maturity, at Amortized Cost......           29,666,318     36,550,618
  Mortgage Loans on Real Estate............ 2,11        --            2,210,153
  Policy Loans.............................   11      76,262,779     58,210,498
  Real Estate..............................            1,701,981       --
  Short-Term Investments...................   11     156,559,460     20,828,254
  Other Invested Assets....................           12,956,434        206,000
                                                  -------------- --------------
  Total Investments........................          801,431,615    693,840,389
  Cash and Cash Equivalents................   11      49,147,342     35,129,015
  Deferred Policy Acquisition Costs........          434,636,666    353,809,245
  Accrued Investment Income................           13,712,748     14,621,811
  Premiums and Other Receivables...........    4       5,941,433     10,311,027
  Other Assets.............................           95,106,160     11,148,103
  Separate Account Assets..................        1,206,959,498    748,184,716
                                                  -------------- --------------
    Total Assets...........................       $2,606,935,462 $1,867,044,306
                                                  ============== ==============
LIABILITIES AND EQUITY
LIABILITIES
Future Policy Benefits.....................    4  $  464,888,914 $  446,687,020
Policyholder Account Balances.............. 4,11     181,594,090    138,831,391
Other Policyholder Funds...................   11       2,071,162      2,353,586
Policyholder Dividends Payable.............            9,018,002      7,346,500
Short and Long-Term Debt................... 8,11      84,056,337     79,347,546
Income Taxes Payable:                          5
  Current..................................            6,272,302      9,179,749
  Deferred.................................           39,463,081     54,981,645
Other Liabilities..........................           62,190,384     25,629,031
Separate Account Liabilities...............        1,206,959,498    748,184,716
                                                  -------------- --------------
    Total Liabilities......................        2,056,513,770  1,512,541,184
                                                  -------------- --------------
Commitments and Contingencies (Notes 2, 4,
 8 and 9)..................................
EQUITY
Common Stock...............................            2,500,000      2,500,000
Contributed Capital........................          497,945,598    289,099,450
Retained Earnings..........................           46,248,721     36,547,252
Net Unrealized Investment Gains............    3       3,727,373     26,356,420
                                                  -------------- --------------
    Total Equity...........................          550,421,692    354,503,122
                                                  -------------- --------------
Total Liabilities and Equity...............       $2,606,935,462 $1,867,044,306
                                                  ============== ==============

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                      CONSOLIDATED STATEMENTS OF EARNINGS

             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

                                   NOTES     1996         1995         1994
                                   ----- ------------ ------------ ------------
REVENUES
Premiums, net....................     4  $ 37,410,040 $ 38,565,735 $206,099,650
Universal Life and Investment-
 Type Product Policy Fee Income..         101,755,632   79,371,437   63,349,660
Net Investment Income............     3    49,628,343   41,815,075    4,069,355
Investment Gains (Losses), Net...     3    15,979,267   21,979,906      (64,081)
Commissions, Fees and Other In-
 come............................          44,929,609   34,554,617  264,883,323
                                         ------------ ------------ ------------
Total Revenues...................         249,702,891  216,286,770  538,337,907
BENEFITS AND OTHER DEDUCTIONS
Policyholder Benefits, net.......     4    65,520,519   55,810,172  435,150,792
Interest Credited to Policyholder
 Account Balances................           5,557,652    2,564,651      904,003
Policyholder Dividends...........          14,829,641   13,953,664    7,232,042
Other Operating Costs and Ex-
 penses..........................         151,043,021  110,890,061   83,725,839
                                         ------------ ------------ ------------
Total Benefits and Other Deduc-
 tions...........................         236,950,833  183,218,548  527,012,676
                                         ------------ ------------ ------------
Earnings from Continuing
 Operations before Income Taxes..          12,752,058   33,068,222   11,325,231
Income Taxes.....................     5     3,050,589   12,302,605    4,188,483
                                         ------------ ------------ ------------
NET EARNINGS.....................        $  9,701,469 $ 20,765,617 $  7,136,748
                                         ============ ============ ============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF EQUITY

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                        NET
                              COMMON                 UNREALIZED
                             STOCK &                 INVESTMENT
                           CONTRIBUTED   RETAINED      GAINS
                             CAPITAL     EARNINGS     (LOSSES)       TOTAL
                           ------------ ----------- ------------  ------------
BALANCES AT JANUARY 1,
 1994..................... $175,028,227 $ 8,644,887 $    104,801  $183,777,915
Net Earnings..............                7,136,748                  7,136,748
Change in Net Unrealized
 Investment Gains
 (Losses).................                              (774,432)     (774,432)
Contributed Capital.......   53,028,000                             53,028,000
                           ------------ ----------- ------------  ------------
BALANCES AT DECEMBER 31,
 1994.....................  228,056,227  15,781,635     (669,631)  243,168,231
Net Earnings..............               20,765,617                 20,765,617
Change in Net Unrealized
 Investment Gains
 (Losses).................                            27,026,051    27,026,051
Contributed Capital.......   63,543,223                             63,543,223
                           ------------ ----------- ------------  ------------
BALANCES AT DECEMBER 31,
 1995.....................  291,599,450  36,547,252   26,356,420   354,503,122
Net Earnings..............                9,701,469                  9,701,469
Change in Net Unrealized
 Investment Gains
 (Losses).................                           (22,629,047)  (22,629,047)
Contributed Capital.......  208,846,148                            208,846,148
                           ------------ ----------- ------------  ------------
BALANCES AT DECEMBER 31,
 1996..................... $500,445,598 $46,248,721 $  3,727,373  $550,421,692
                           ============ =========== ============  ============


          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

              FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                       1996           1995           1994
                                   -------------  -------------  -------------
NET CASH USED IN OPERATING
 ACTIVITIES....................... $ (85,673,871) $(111,833,907) $ (46,062,592)
                                   -------------  -------------  -------------
Cash Flows from Investing
 Activities:
  Sales, Maturities and Repayments
   of:
    Available for Sale Fixed
     Maturities...................   276,420,158    538,296,916     13,480,392
    Held to Maturity Fixed
     Maturities...................    10,519,220        625,000       --
    Mortgage Loans on Real Estate.     2,210,152         11,789          8,000
  Purchases of:
    Available for Sale Fixed
     Maturities...................  (259,713,146)  (983,517,566)  (121,490,180)
    Real Estate...................      (480,007)      --             --
    Fixed Asset Property and
     Equipment....................    (3,786,192)      --             --
    Other Assets..................   (11,024,000)       (15,000)       (32,000)
  Net Change in Short-Term
   Investments....................  (135,731,206)   379,325,026     13,737,203
  Net Change in Policy Loans......   (18,052,280)   (14,243,155)   (13,293,625)
  Other, Net......................        66,820       (114,000)     2,255,589
                                   -------------  -------------  -------------
NET CASH USED IN INVESTING
 ACTIVITIES.......................  (139,570,481)   (79,630,990)  (105,334,621)
                                   -------------  -------------  -------------
Cash Flows from Financing
 Activities:
  Common Stock....................
  Capital Contributions...........   159,162,170      9,515,000     52,698,000
  Borrowed Money..................                   25,000,000     50,000,000
  Policyholder Account Balances:
    Deposits......................   482,551,966    281,761,424    201,732,909
    Withdrawals...................  (364,932,882)  (148,402,748)  (108,766,575)
  Financial Reinsurance
   Receivables....................   (37,518,575)      --             --
                                   -------------  -------------  -------------
NET CASH PROVIDED BY FINANCING
 ACTIVITIES.......................   239,262,679    167,873,676    195,664,334
                                   -------------  -------------  -------------
Change in Cash and Cash
 Equivalents......................    14,018,327    (23,591,221)    44,267,121
Cash and Cash Equivalents,
 Beginning of Year................    35,129,015     58,720,236     14,453,115
                                   -------------  -------------  -------------
CASH AND CASH EQUIVALENTS, END OF
 YEAR............................. $  49,147,342  $  35,129,015  $  58,720,236
                                   =============  =============  =============
Supplemental Cash Flow
 Information:
  Interest Paid................... $   1,523,134  $   1,277,033  $      --
                                   =============  =============  =============
  Income Taxes Paid............... $   4,720,928  $   6,764,653  $     132,000
                                   =============  =============  =============

          See accompanying notes to consolidated financial statements.

                       NEW ENGLAND LIFE INSURANCE COMPANY

             FOR THE YEARS ENDED DECEMBER 31, 1996, 1995, AND 1994

                                       1996           1995           1994
                                   -------------  -------------  -------------
NET EARNINGS.....................  $   9,701,469  $  20,765,617  $   7,136,748
Adjustments to Reconcile Net
 Earnings to Net Cash Provided by
 (Used in) Operating Activities:
  Change in Deferred Policy
   Acquisition Costs, Net........    (68,626,162)   (45,823,425)  (128,219,002)
  Change in Accrued Investment
   Income........................        909,063    (11,507,438)       (87,020)
  Change in Premiums and Other
   Receivables...................      4,369,594     (4,072,681)    (1,494,680)
  Investment (Gains) Losses, Net.    (15,979,267)   (21,979,906)        64,081
  Depreciation and Amortization
   Expenses......................      4,119,881      5,724,945         99,912
  Change in Transfer to Separate
   Account.......................     (2,242,885)     1,412,264        105,477
  Interest Credited to
   Policyholder Account Balances.      5,557,652      2,564,651        904,003
  Universal Life and Investment-
   Type Product Policy Fee
   Income........................   (101,755,632)   (79,371,437)   (63,349,660)
  Change in Future Policy
   Benefits......................     18,201,894     14,538,593    125,898,745
  Change in Other Policyholder
   Funds.........................       (282,879)     1,789,475        156,400
  Change in Policyholder
   Dividends Payable.............      1,671,502        114,458      7,232,042
  Change in Income Taxes Payable.     (6,633,789)    10,210,526     10,337,032
  Other, Net.....................     65,315,688     (6,199,549)    (4,846,670)
                                   -------------  -------------  -------------
NET CASH USED IN OPERATING
 ACTIVITIES......................  $ (85,673,871) $(111,833,907) $ (46,062,592)
                                   =============  =============  =============

          See accompanying notes to consolidated financial statements.

                      NEW ENGLAND LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 BUSINESS

New England Life Insurance Company and its subsidiaries (the "Company") is a wholly-owned stock life insurance subsidiary of Metropolitan Life Insurance Company (MetLife). The Company principally provides variable life insurance and variable annuity products through a network of general agencies located throughout the United States.

Prior to the merger of New England Mutual Life Insurance Company (NEMLICO) with MetLife on August 31, 1996, New England Life Insurance Company (NELICO), formerly known as New England Variable Life Insurance Company (NEVLICO), was a subsidiary of NEMLICO. NEMLICO was merged directly into MetLife and ceased to exist as a separate mutual life insurance company. In conjunction with the merger, NEVLICO became a subsidiary of MetLife and changed its name to New England Life Insurance Company. NELICO has continued after the merger to conduct its existing businesses and is also administering the business activities for the former parent NEMLICO. (Note 13)

NELICO is headquartered in Boston, Massachusetts and became a Massachusetts chartered company through a legal process known as redomestication. Prior to the merger, NEVLICO was organized under Delaware law. The capital structure of NELICO continues in the same form subsequent to the merger with common stock authorized at 50,000 shares and 20,000 shares issued and outstanding with a par value of $125 per share. MetLife made an additional statutory capital contribution to NELICO at the merger date totaling $208,003,770 consisting of $128,412,170 of cash and $79,591,600 of bonds, real estate, mortgages, common stock of affiliates and furniture and equipment. Prior to the merger, NELICO received a capital contribution from NEMLICO for $20,000,000 in cash. The total contributed capital for 1996 equaled $228,003,770.

Certain companies that were subsidiaries of NEMLICO became subsidiaries of NELICO as of the merger. The principal subsidiaries of which NELICO owns 100% of the outstanding common stock are Exeter Reassurance Company, Ltd., New England Pension and Annuity Company and Newbury Insurance Company Limited for insurance operations and New England Securities Corporation and TNE Advisers, Inc. for other operations. The principal business activities of the subsidiaries are disclosed below.

Exeter Reassurance Company, Ltd., (Exeter) was incorporated in Bermuda on November 15, 1994, and registered as an insurer under The Insurance Act 1978 (Bermuda). Exeter engages in financial reinsurance of life insurance and annuity policies.

New England Pension and Annuity Company (NEPA) was incorporated under the laws of the State of Delaware on September 12, 1980. NEPA holds licenses in 20 states, but is currently not actively engaged in the sale or distribution of insurance products.

New England Securities Corporation (NES), a National Association of Securities Dealers ("NASD") registered broker/dealer, conducts business as a wholesale distributor of investment products through the sales force of NELICO. Established in 1968, NES offers a range of investment products including mutual funds, investment partnerships, and individual securities. In 1994, NES became a Registered Investment Advisor with the Securities and Exchange Commission ("SEC") and now offers individually managed portfolios. NES is the national distributor for variable annuity and variable life products issued by NELICO. NES is the sole owner of Hereford Insurance Agency, Inc.

Newbury Insurance Company, Limited (Newbury) was incorporated in Bermuda on May 1, 1987, and is registered as a Class 2 insurer under The Insurance Act 1978 (Bermuda). Newbury provides professional liability and personal injury coverage to the agents of NELICO through a facultative reinsurance agreement with Lexington Insurance Company. The policy applies to claims made during the policy period or during the discovery period with limits of $1,000,000 each claim, $1,000,000 annual aggregate each insured, $3,500,000 and $3,000,000 annual aggregate all insured in 1996 and 1995 respectively.

                      NEW ENGLAND LIFE INSURANCE COMPANY

TNE Advisers, Inc. was incorporated on August 26, 1994, and is registered as an investment adviser with the SEC, under the Investment Advisers Act of 1940. TNE Advisers, Inc. was organized to serve as an investment adviser to certain mutual funds of the New England Zenith Fund and does not intend to engage in any business activities other than providing investment management and administrative services.

 BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"), and include the accounts of NELICO and its subsidiaries in which NELICO has control and a majority economic interest. The consolidated financial statements have been prepared as though the current reporting entity had always existed. Significant intercompany transactions and balances have been eliminated in consolidation.

Prior to 1996, NELICO, as a wholly owned stock life insurance subsidiary of a mutual life insurance company, prepared its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware (statutory financial statements), which accounting practices were considered to be GAAP. In 1996, NELICO adopted Interpretation No. 40, Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises (the "Interpretation") and Statement of Financial Accounting Standards ("SFAS") No. 120, Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Policies (the "Standard"), of the Financial Accounting Standards Board ("FASB"). The Interpretation and Standard required mutual life insurance companies to adopt all standards promulgated by the FASB in their general purpose financial statements. The financial statements of NELICO for 1995 and 1994 have been retroactively restated to reflect the adoption of all applicable authoritative GAAP pronouncements. The cumulative effect of such adoption as of January 1, 1994 has been reflected in an adjustment of equity at January 1, 1994 (see Note 12).

As of December 31, 1993, the Company adopted Statement of Financial Accounting Standard (SFAS) No. 115, "Accounting for Certain Investments in Debt and Equity Securities", which expanded the use of fair value accounting for those securities that a company does not have positive intent and ability to hold to maturity. Implementation of SFAS No. 115 increased consolidated equity by $104,801, net of deferred income taxes and adjustments of deferred policy acquisition costs and future policy benefits.

 VALUATION OF INVESTMENTS

Fixed maturity securities for which the Company has the positive intent and ability to hold to maturity are stated principally at amortized cost and include bonds and redeemable preferred stock. All other fixed maturity securities are classified as available for sale and are reported at estimated fair market value. Unrealized holding gains and losses on fixed maturity securities available for sale are reported as a separate component of equity. Such amounts are net of related deferred income taxes and adjustments of deferred policy acquisition costs and future policy benefits relating to unrealized gains on available for sale securities. Amortized cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. All securities are recorded on a trade date basis.

The Company's mortgage loan on real estate was carried at outstanding principal balance. Mortgage loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contract terms of the loan agreement. The mortgage loan was in good standing at December 31, 1995 and no allowance for loss was required.

Real estate is considered held for sale by management and is reported at the lower of cost or estimated fair market value less allowances for the estimated cost of sales. No impairment allowance is required on the property.

                      NEW ENGLAND LIFE INSURANCE COMPANY

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost which approximates fair value.

Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less. These are carried at cost, which approximates fair value.

 INVESTMENT RESULTS

Realized investment gains and losses are determined by specific identification and are presented as a component of revenues.

 PROPERTY AND EQUIPMENT

Property and equipment and leasehold improvements are included in other assets and are stated at cost, less accumulated depreciation and amortization. Depreciation, including charges relating to capitalized leases, is provided using the straight line method over the estimated useful lives of the assets which generally range from 4 to 15 years or the term of the lease, if shorter. Amortization of leasehold improvements is provided using the straight line method over the lesser of the term of the leases or the estimated useful life of the improvements.

Accumulated depreciation and amortization on property and equipment and leasehold improvements was $3,117,743 and $0 at December 31, 1996 and 1995, respectively. Related depreciation and amortization expense was $3,117,743, $0 and $0 for the years ended December 31, 1996, 1995 and 1994, respectively.

 RECOGNITION OF INCOME AND EXPENSES

Premiums from traditional life policies are recognized generally as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contract. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Reinsurance allowances for individual non-medical health contracts are recognized as income when due.

Premiums from variable life, universal life and investment-type contracts are reported as deposits to policyholder account balances. Revenues from these contracts consist of amounts assessed during the period against policyholder account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholder account balances and interest credited to policyholder account balances.

 DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, agency and policy issue expenses, all of which vary with and are primarily related to the production of new business, have been deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

Deferred policy acquisition costs are amortized over a period up to 40 years for traditional life, variable life, universal life products and for investment-type products as a constant percentage of estimated gross margins or profits arising principally from surrender charges and interest, mortality and expense margins based on historical and anticipated future experience, updated regularly. The effects of revisions to experience on previous amortization of deferred policy acquisition costs are reflected in earnings in the period estimated gross margins or profits are revised.

                      NEW ENGLAND LIFE INSURANCE COMPANY

For non-medical health insurance contracts, deferred policy acquisition costs are amortized over the life of the contracts (generally between 10 and 30 years) in proportion to anticipated reinsurance allowances.

 FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of net level premium reserve for death and endowment policy benefits and the liability for terminal dividends. The net level premium reserve is calculated based on the dividend fund interest rate and mortality rates guaranteed in calculating the cash surrender values described in such contracts. Interest rates used in establishing future policy benefit liabilities range from 4 percent to 5 percent for life insurance policies.

Policyholder account balances for variable life, universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

Benefit liabilities for non-medical health insurance are calculated as the net GAAP liability plus the unamortized deferred acquisition costs. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest.

 INCOME TAXES

NELICO files a consolidated Federal Income Tax return with Exeter Reassurance Company, Ltd. The future tax consequences of temporary differences between financial reporting and tax basis of assets and liabilities are measured as of the balance sheet dates and are recorded as deferred tax assets or liabilities.

 SEPARATE ACCOUNT OPERATIONS

Separate Accounts are established in conformity with the state insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Account assets are subject to general account claims only to the extent the value of such assets exceed the Separate Account liabilities.

Investments held in the Separate Accounts (stated at estimated fair market value) and liabilities of the Separate Accounts (including participants' corresponding equity in the Separate Accounts) are reported separately as assets and liabilities. Deposits to Separate Accounts are reported as increases in Separate Account liabilities and are not reported in revenues. Mortality, policy administration and surrender charges to all Separate Accounts are included in revenues.

 POLICYHOLDER DIVIDENDS

The amount of policyholder dividends to be paid is determined annually by the Board of Directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year and management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

 CONSOLIDATED STATEMENTS OF CASH FLOWS--NON CASH TRANSACTIONS

For the years ended December 31, 1996 and 1995, respectively, the Company received capital contributions in the form of transfer of assets of $49,683,978 and $54,028,223. In 1994, $296,815,969 of bonds were received in support of the coinsurance treaty with NEMLICO.

 ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      NEW ENGLAND LIFE INSURANCE COMPANY

2. INVESTMENTS

 DEBT SECURITIES

The carrying value, gross unrealized gain (loss) and estimated fair value of fixed securities, by category, as of December 31, 1996 and 1995 are shown below.

HELD TO MATURITY SECURITIES

                                               GROSS UNREALIZED
                                ESTIMATED   ----------------------  AMORTIZED
                                FAIR VALUE     GAIN        LOSS        COST
                               ------------ ----------- ---------- ------------
1996
Fixed Maturities:
 Bonds:
  U.S. Treasury Securities and
   obligations of
   U.S. government
   corporations and agencies.. $  7,344,149 $    51,289 $    6,095 $  7,298,955
  States and political subdi-
   visions....................      517,770      38,031                 479,739
  Corporate...................   22,648,666     860,180     99,138   21,887,624
                               ------------ ----------- ---------- ------------
Total Fixed Maturities........ $ 30,510,585 $   949,500 $  105,233 $ 29,666,318
                               ============ =========== ========== ============

HELD TO MATURITY SECURITIES
                                               GROSS UNREALIZED
                                ESTIMATED   ----------------------  AMORTIZED
                                FAIR VALUE     GAIN        LOSS        COST
                               ------------ ----------- ---------- ------------
1995
Fixed Maturities:
 Bonds:
  U.S. Treasury Securities and
   obligations of
   U.S. government
   corporations and agencies.. $  9,695,983 $   179,024 $          $  9,516,959
  States and political subdi-
   visions....................      530,650      60,604                 470,046
  Corporate...................   26,599,841     257,222    170,994   26,513,613
  Other.......................       50,000                              50,000
                               ------------ ----------- ---------- ------------
Total Fixed Maturities........ $ 36,876,474 $   496,850 $  170,994 $ 36,550,618
                               ============ =========== ========== ============

AVAILABLE FOR SALE SECURITIES
                                               GROSS UNREALIZED
                                AMORTIZED   ----------------------  ESTIMATED
                                   COST        GAIN        LOSS     FAIR VALUE
                               ------------ ----------- ---------- ------------
1996
Fixed Maturities:
 Bonds:
  U.S. Treasury Securities and
   obligations of
   U.S. government
   corporations and agencies.. $  5,464,659 $    46,737 $   24,580 $  5,486,816
  Foreign governments.........    1,577,439       1,147     57,272    1,521,314
  Corporate...................  505,682,553  18,637,259  7,092,856  517,226,956
  Mortgage-backed securities..       48,759         798                  49,557
                               ------------ ----------- ---------- ------------
Total Fixed Maturities........ $512,773,410 $18,685,941 $7,174,708 $524,284,643
                               ============ =========== ========== ============

                      NEW ENGLAND LIFE INSURANCE COMPANY

AVAILABLE FOR SALE SECURITIES

                                                GROSS UNREALIZED
                                  AMORTIZED   --------------------  ESTIMATED
                                     COST        GAIN       LOSS    FAIR VALUE
                                 ------------ ----------- -------- ------------
1995
Fixed Maturities:
 Bonds:
  U.S. Treasury Securities and
   obligations of
   U.S. government corporations
   and agencies................. $  1,991,186 $       746 $  1,135 $  1,990,797
  Foreign governments...........    3,017,691     178,111             3,195,802
  Corporate.....................  512,320,546  58,440,764  183,844  570,577,466
  Mortgage-backed securities....       69,877         924                70,801
                                 ------------ ----------- -------- ------------
Total Fixed Maturities.......... $517,399,300 $58,620,545 $184,979 $575,834,866
                                 ============ =========== ======== ============

Included in net unrealized appreciation (deprection) of investments are unrealized gains on foreign currency investments as well as unrealized gains on the associated forward foreign exchange contracts. Unrealized appreciation (depreciation) of investments consists of the following:

                                                               1996     1995
                                                              ------- --------
   Net unrealized gains on investments....................... $ 8,213 $372,881
   Unrealized gains (losses) on the maturity of forward con-
    tracts...................................................  13,665  (76,214)
                                                              ------- --------
                                                              $21,878 $296,667
                                                              ======= ========

The estimated fair value and amortized cost of bonds classified as held to maturity, by contractual maturity, at December 31, 1996 are shown below.

                                                         ESTIMATED   AMORTIZED
                                                        FAIR VALUE     COST
                                                        ----------- -----------
   Due in one year or less............................. $ 3,792,488 $ 3,783,539
   Due after one year through five years...............   8,714,767   8,791,593
   Due after five years through ten years..............  17,503,330  16,591,186
   Due after ten years.................................     500,000     500,000
                                                        ----------- -----------
     Total............................................. $30,510,585 $29,666,318
                                                        =========== ===========

The amortized cost and estimated fair value of bonds classified as available for sale, by contractual maturity, at December 31, 1996 are shown below.

                                                       AMORTIZED    ESTIMATED
                                                          COST      FAIR VALUE
                                                      ------------ ------------
   Due in one year or less........................... $            $
   Due after one year through five years.............   23,380,259   23,820,548
   Due after five years through ten years............   51,941,867   51,169,921
   Due after ten years...............................  437,402,525  449,244,617
                                                      ------------ ------------
     Subtotal........................................  512,724,651  524,235,086
   Mortgage-backed securities........................       48,759       49,557
                                                      ------------ ------------
       Total......................................... $512,773,410 $524,284,643
                                                      ============ ============

Bonds not due at a single maturity date have been included in the above tables in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

                      NEW ENGLAND LIFE INSURANCE COMPANY

 ASSETS HELD IN TRUST FOR THE BENEFIT OF OTHER PARTIES

Exeter has deposited in a trust for the benefit of MetLife certain assets for the purpose of allowing MetLife to record a reserve credit as permitted by regulations of the State of New York. Under the terms of the Trust Agreement MetLife enjoys broad powers to withdraw funds from the trust for the payment of policyholder claims incurred by Exeter under its reinsurance treaty and to direct the investment of funds held in the trust. The Trust Agreement limits the types of investments that may be held in trust to cash and certificates of deposit, U.S. Government bonds and notes and publicly traded securities of U.S. companies having a National Association of Insurance Commissioners (NAIC) rating of 1. At December 31, 1996, the trust held $786,828 of cash and $468,847,351 of bonds and short-term investments, and at December 31, 1995 $487,268,195 of bonds and short-term investments.

 MORTGAGE LOANS

As of December 31, 1995 the mortgage loan investment was collateralized by industrial property in Baltimore, Maryland.

 ASSETS ON DEPOSIT

As of December 31, 1996 and 1995, the Company had assets on deposit with regulatory agencies of $5,884,253 and $6,486,794, respectively.

3. INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

The sources of investment income are as follows:

                                                 1996        1995        1994
                                              ----------- ----------- ----------
   Fixed maturities.........................  $44,629,921 $39,264,322 $1,597,939
   Mortgage loans on real estate............      110,037     233,974    235,138
   Real estate..............................       55,149
   Policy loans.............................    3,734,183   2,831,097  1,996,359
   Cash, cash equivalents and short-term in-
    vestments...............................    3,656,448   1,173,815    597,425
   Other investment income..................       37,135
                                              ----------- ----------- ----------
   Gross investment income..................   52,222,873  43,503,208  4,426,861
   Investment expenses......................    2,594,530   1,688,133    357,506
                                              ----------- ----------- ----------
   Investment income, net...................  $49,628,343 $41,815,075 $4,069,355
                                              =========== =========== ==========

Investment gains (losses) are summarized as follows:

                                                1996        1995        1994
                                             ----------- -----------  --------
   Fixed maturities......................... $15,467,124 $21,981,201  $(64,090)
   Other....................................     512,143      (1,295)        9
                                             ----------- -----------  --------
   Investment gains (losses), net........... $15,979,267 $21,979,906  $(64,081)
                                             =========== ===========  ========

Proceeds from the sales of bonds classified as available for sale during 1996, 1995 and 1994 were $275,008,306, $518,416,727 and $13,127,940 respectively.
During 1996, 1995 and 1994, respectively, gross gains of $19,109,340, $22,557,997 and $77,319, and gross losses of $3,878,497, $576,796, and
$141,409 were realized on those sales.

                      NEW ENGLAND LIFE INSURANCE COMPANY

Proceeds from the call of direct issue bonds classified as held to maturity during 1996, 1995 and 1994 were $5,290,796, $0, and $0, respectively. During 1996, 1995 and 1994, respectively, gross gains of $236,280, $0 and $0, and gross losses of $0, $0, and $0 were realized due to prepayment premiums received. There were no sales of fixed maturities classified as held to maturity.

The unrealized investment gains (losses), which are included in the consolidated balance sheets as a component of equity and the changes for the corresponding years are summarized as follows:

                                             1996          1995        1994
                                         ------------  ------------  ---------
   Year ended December 31
   Balance, beginning of year..........  $ 26,356,420  $   (669,631) $ 104,801
     Change in unrealized investment
      gains (losses)...................   (46,851,102)   58,946,561        --
     Effect of adopting SFAS No. 115...           --            --    (931,481)
     Change in unrealized investment
      gains (losses) attributable to:
       Deferred policy acquisition cost
        allowances.....................    12,210,988   (17,883,703)    98,294
       Deferred income tax (expense)
        benefit........................    12,011,067   (14,036,807)    58,755
                                         ------------  ------------  ---------
   Balance, end of year................  $  3,727,373  $ 26,356,420  $(669,631)
                                         ------------  ------------  ---------
   December 31
   Balance, end of year, comprises:
    Unrealized investment gains (loss-
     es) on:
     Fixed maturities..................   $11,524,866  $ 58,369,351  $(574,586)
     Other.............................        (4,327)        2,290       (334)
                                         ------------  ------------  ---------
                                           11,520,539    58,371,641   (574,920)
   Amounts of unrealized investment
    gains (loss)
    attributable to:
     Deferred policy acquisition cost
      allowances.......................    (5,755,640)  (17,966,628)   (82,925)
     Deferred income taxes.............    (2,037,526)  (14,048,593)   (11,786)
                                         ------------  ------------  ---------
   Balance, end of year................  $  3,727,373  $ 26,356,420  $(669,631)
                                         ============  ============  =========

Net unrealized investment gains at December 31, 1996, before deferred Federal income tax, reflects gross unrealized gains of $18,685,941 and gross unrealized losses of $7,174,708.

4. REINSURANCE AND OTHER INSURANCE TRANSACTIONS

In the normal course of business, the Company assumes and cedes reinsurance with other insurance companies. The accompanying consolidated statements of earnings are presented net of reinsurance ceded.

The effect of reinsurance on premiums earned is as follows:

                                          1996          1995          1994
                                      ------------  ------------  -------------
   Direct premiums................... $  2,681,689  $  2,794,103  $     329,113
   Reinsurance assumed...............   67,482,752    69,329,831    402,121,966
   Reinsurance ceded.................  (32,754,401)  (33,558,199)  (196,351,429)
                                      ------------  ------------  -------------
   Net premiums earned............... $ 37,410,040  $ 38,565,735  $ 206,099,650
                                      ============  ============  =============

                      NEW ENGLAND LIFE INSURANCE COMPANY

Policyholder benefits in the accompanying consolidated statements of earnings are presented net of reinsurance recoveries of $23,961,773, $22,577,080 and $4,948,808 for the years ended December 31, 1996, 1995 and 1994, respectively. Premiums and other receivables in the accompanying consolidated balance sheets include reinsurance recoveries of $0.2 million and $0 million at December 31, 1996 and 1995, respectively.

A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

5. INCOME TAXES

Income tax expense for U.S. operations has been calculated in accordance with the provisions of the Internal Revenue Code, as amended.

NELICO and its eligible subsidiary file a consolidated U.S. income tax return and other subsidiaries file separate income tax returns as required. The Company uses the liability method of accounting for income taxes. Income tax provisions are based on income reported for financial statement purposes. Deferred income taxes arise from the recognition of temporary differences between income determined for financial reporting purposes and income tax purposes.

A summary of income tax expense (benefit) in the consolidated statements of earnings is shown below:

                                            CURRENT     DEFERRED       TOTAL
                                          -----------  -----------  -----------
   1996
   Federal............................... $ 5,333,391  $(1,531,395) $ 3,801,996
   State and Local.......................                 (751,407)    (751,407)
                                          -----------  -----------  -----------
   Total................................. $ 5,333,391  $(2,282,802) $ 3,050,589
                                          ===========  ===========  ===========
   1995
   Federal............................... $ 5,503,644 $  6,354,610  $11,858,254
   State and Local.......................                  444,351      444,351
                                          -----------  -----------  -----------
   Total................................. $ 5,503,644  $ 6,798,961  $12,302,605
                                          ===========  ===========  ===========
   1994
   Federal............................... $(1,960,017) $ 5,557,870  $ 3,597,853
   State and Local.......................                  590,630      590,630
                                          -----------  -----------  -----------
   Total................................. $(1,960,017) $ 6,148,500  $ 4,188,483
                                          ===========  ===========  ===========

Reconciliations of the differences between income taxes computed at the federal statutory tax rates and consolidated provisions for income taxes are as follows:

                                            1996         1995         1994
                                        ------------  -----------  -----------
   Income before taxes................. $ 12,752,058  $33,068,222  $11,325,231
   Income tax rate.....................          35%          35%          35%
                                        ------------  -----------  -----------
   Expected income tax expense at
    federal statutory
    income tax rate....................    4,463,220   11,573,878    3,963,831
   Tax effect of:
     Change in valuation allowance.....  (13,948,000)    (413,000)    (402,850)
     NOL benefit write-off.............   13,012,000      --           --
     State and local income taxes......     (488,415)     288,828      383,910
     Tax credits.......................
     Other, net........................       11,784      852,899      243,592
                                        ------------  -----------  -----------
   Income Tax Expense (Benefit)........ $  3,050,589  $12,302,605  $ 4,188,483
                                        ============  ===========  ===========

                      NEW ENGLAND LIFE INSURANCE COMPANY

The deferred tax asset or liability recorded represents the net temporary differences between the tax bases of assets and liabilities and their amounts for financial reporting. The components of the net deferred tax asset or liability at December 31, 1996 and 1995 are as follows:

                                                      1996           1995
                                                  -------------  -------------
   Deferred tax assets:
     Policyholder liabilities.................... $  83,303,973  $  69,491,980
     Net operating loss carryforward.............    12,547,940     13,012,000
     Other.......................................    14,690,260      9,890,697
                                                  -------------  -------------
   Total gross assets............................   110,542,173     92,394,677
     Less valuation allowance....................                  (13,948,000)
                                                  -------------  -------------
   Asset, net of valuation allowance.............   110,542,173     78,446,677
                                                  -------------  -------------
   Deferred tax liabilities
     Investments.................................    (2,526,047)    (7,185,868)
     Deferred policy acquisition costs...........  (132,964,603)  (106,477,179)
     Net unrealized capital gains................    (2,037,526)   (14,048,593)
     Other.......................................   (12,477,078)    (5,716,682)
                                                  -------------  -------------
   Total gross liabilities.......................  (150,005,254)  (133,428,322)
                                                  -------------  -------------
   Net deferred tax liability.................... $ (39,463,081) $ (54,981,645)
                                                  =============  =============

The sources of the deferred tax expense (benefit) and their tax effects are as follows:

                                            1996         1995          1994
                                        ------------  -----------  ------------
   Policyholder liabilities............ $(17,818,264) $(4,109,738) $(25,551,114)
   Net operating loss carryforward.....      464,060
   Deferred policy acquisition costs...   21,827,603   13,877,584    32,756,212
   Other, net..........................   (6,756,201)  (2,968,885)   (1,056,598)
                                        ------------  -----------  ------------
   Total............................... $ (2,282,802) $ 6,798,961  $  6,148,500
                                        ============  ===========  ============

6. EMPLOYEE BENEFIT PLANS

The Home Office Retirement Plan and related Select Employees' Supplemental Retirement Plan (together the "Plan") cover substantially all of the Company's employees. Retirement benefits are based primarily on years of service and the employee's average salary. The Company's funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. The net pension cost charged to income in 1996, 1995, and 1994 was $159,000, $150,000, and $145,000, respectively. These amounts are not representative of the net pension cost that can be expected to be charged to income in future years, because substantially all the Company's employees were employed by NEMLICO prior to the merger, and, correspondingly, substantially all net pension cost was incurred by NEMLICO. The amounts of net periodic pension cost disclosed below are more indicative of the net pension cost that will be incurred in future years.

                                           1996          1995          1994
                                       ------------  ------------  ------------
   Service cost......................  $  5,761,000  $  4,797,000  $  6,575,000
   Interest cost on projected benefit
    obligation.......................    12,489,000    11,012,000    10,590,000
   Actual return on assets...........   (15,468,000)  (21,221,000)    2,121,000
   Net amortization and deferrals....     6,009,000    13,059,000   (10,002,000)
                                       ------------  ------------  ------------
   Net periodic pension cost.........  $  8,791,000  $  7,647,000  $  9,284,000
                                       ============  ============  ============

The assumed long-term rate of return on assets used in determining the net periodic pension cost was 8.5 percent.

                      NEW ENGLAND LIFE INSURANCE COMPANY

The following information for the plan includes amounts relating to NEMLICO.

                                                         1996          1995
                                                     ------------  ------------
   Actuarial present value of accumulated plan ben-
    efits..........................................  $133,000,000  $119,000,000
                                                     ============  ============
   Projected benefit obligation....................   182,000,000   168,000,000
                                                     ============  ============
   Net assets available for plan benefits..........   130,992,000   116,000,000
                                                     ============  ============
   Unrecognized prior service cost.................       224,000     3,954,000
                                                     ============  ============
   Unrecognized net (loss) from past experience
    difference from that assumed...................   (37,327,000)  (47,300,000)
                                                     ============  ============
   Unamortized transition gains....................  $  4,015,000  $  5,185,000
                                                     ============  ============

The weighted average discount rate was 7.5%, 8.0% and 7.5% in 1996, 1995 and 1994, respectively. The rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit was 5.0% for 1996, 1995 and 1994. Plan assets consist of bonds, stocks, real estate, and insurance contracts and have an assumed long-term rate of return of 8.5% for 1996, 1995 and 1994.

 OTHER POSTRETIREMENT BENEFITS

In addition to pension benefits, the Company provides certain health care and life insurance benefits for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Company.

The following sets forth the plan's fiscal year end funded status reconciled with amounts reported in the financial statements of MetLife. Subsequent to the merger, substantially all employees covered by the plan are employed by the Company. Accordingly, in future years these disclosures will reconcile to amounts reported on the Company's balance sheet and income statement.

                                                           1996        1995
                                                        ----------- -----------
   Accumulated postretirement benefit obligation:
     Retirees.......................................... $28,566,000 $31,696,000
     Fully eligible active plan participants...........   5,482,000   7,075,000
     All other actives.................................  11,098,000  14,200,000
                                                        ----------- -----------
   Total...............................................  45,146,000  52,971,000
   plus: unrecognized net gain.........................  19,997,000  12,654,000
                                                        ----------- -----------
   Accrued postretirement benefit liability............ $65,143,000 $65,625,000
                                                        =========== ===========

                                            1996         1995         1994
                                         -----------  -----------  ----------
   The components of net postretirement
    benefit cost were:
     Service cost......................  $   876,000  $   876,000  $1,070,000
     Interest cost.....................    3,183,000    3,768,000   3,926,000
     Amortization of gain..............   (1,155,000)  (1,043,000)   (922,000)
                                         -----------  -----------  ----------
   Net periodic postretirement benefit
    cost...............................  $ 2,904,000  $ 3,601,000  $4,074,000
                                         ===========  ===========  ==========

Net periodic postretirement benefit costs for the years ended December 31, 1996 and 1995, includes the cost of benefits earned by active employees, interest cost, gains and losses arising from differences between actuarial assumptions and actual experience, and amortization of the transition obligation. The discount rate used to determine the net periodic postretirement benefit cost was 7.25%, 8.5% and 8.0% for 1996, 1995 and 1994, respectively. The Company made contributions to the plan of $3,386,000 in 1996, $3,700,000 in 1995 and $3,579,000 in 1994, as claims were incurred.

                      NEW ENGLAND LIFE INSURANCE COMPANY

The discount rate used to determine the accumulated postretirement benefit obligation was 7.50% and 7.25% as of December 31, 1996 and 1995 respectively. The health care cost trend rate was 8.2% graded to 5.0% over 8 years for 1996, and 8.6% graded to 5.5% over 8 years for 1995. The health care cost trend rate assumption has a minimal impact on the amounts reported, since the Company has capped its contributions at 200% of 1993 levels.

7. LEASES

 LEASE EXPENSE

The Company has entered into various lease agreements for office space, data processing and other equipment. Future gross minimum rental payments under non-cancelable leases for 1997 and the succeeding four years are $10,942,951, $10,690,820, $10,919,215, $9,269,160 and $8,686,613, respectively, and
$51,208,079 thereafter. Minimum future sub-lease rental income on these noncancelable leases is $3,202,010, $3,336,379, $3,336,379, $3,336,379 and
$3,336,379 for 1997 and the succeeding four years, respectively, and $16,518,626 thereafter.

8. DEBT

In 1995, the Company borrowed $25,000,000 from a bank, bearing interest at a variable rate, equal to the greater of the bank's base rate or money market rates plus .6% per annum payable monthly, 5.7% at December 31, 1996 and 5.8% at December 31, 1995. The loan is collateralized by sales loads and surrender charges collected on a defined block of variable life insurance policies issued by the Company. Repayment is structured in a manner to result in repayment over a term of five years. The carrying value of the loan approximates its fair value.

Exeter privately placed $75,118,152 aggregate principal amount, subordinated notes payable (the "Notes"), on December 30, 1994 which are due December 30, 2004, with no interest payments for the first five years and semiannual interest payments thereafter. The Notes have been discounted to yield 8.45% for the first five years and pay interest at 8.845% thereafter. The Notes are expressly subordinated in right of payment to the insurance liabilities of Exeter. The Notes are not subject to redemption by Exeter or through the operation of a sinking fund prior to maturity. Proceeds of the issuance of the Notes, net of discount, amounted to $50,000,000. The issue costs of the Notes of $130,000 were deducted from Notes, net of discount, to arrive at net subordinated notes payable of $49,870,000. The issue cost will be amortized over the life of the Notes. The Notes are held by MetLife, and the carrying value of the loan approximates its fair value.

9. CONTINGENCIES

The Company has no contingent liabilities which might materially affect the financial position of the Company or the results of its operations. There are no pending legal proceedings which are beyond the ordinary course of business which could have a material financial effect.

10. OTHER OPERATING COSTS AND EXPENSES

Other operating costs and expenses consisted of the following:

                                           1996          1995          1994
                                       ------------  ------------  ------------
   Compensation costs................  $ 36,172,270  $ 23,629,621  $ 18,807,641
   Commissions.......................    51,616,356    37,476,445    37,220,361
   Debt expense......................     6,261,153     5,658,756       --
   Amortization of policy acquisition
    costs............................    29,390,090    32,664,723    23,130,743
   Capitalization of policy
    acquisition costs................   (98,016,252)  (65,850,148)  (63,779,884)
   Rent expense, net of sub-lease
    income of
    $119,272, $0 and $0..............     3,060,243     1,609,487     1,288,197
   Other.............................   122,559,161    75,701,177    67,058,781
                                       ------------  ------------  ------------
   Total.............................  $151,043,021  $110,890,061  $ 83,725,839
                                       ============  ============  ============

                      NEW ENGLAND LIFE INSURANCE COMPANY

11. FAIR VALUE INFORMATION

The estimated fair value amounts of financial instruments presented below have been determined by the Company using market information available as of December 31, 1996 and 1995 and appropriate valuation methodologies. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value for financial instruments for which there are no available market value quotations.

The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

                                                        CARRYING    ESTIMATED
DECEMBER 31, 1996:                                       VALUE      FAIR VALUE
------------------                                    ------------ ------------
Assets
  Fixed Maturities................................... $553,950,961 $554,795,228
  Policy loans.......................................   76,262,779   76,262,779
  Short-term investments.............................  156,559,460  156,559,460
  Cash and cash equivalents..........................   49,147,342   49,147,342
  Separate Account Assets............................  192,632,348  192,632,348
Liabilities
  Policyholder account balances......................    6,269,574    6,031,664
  Other policyholder funds...........................    2,071,162    2,071,162
  Short and long-term debt...........................   84,056,337   84,056,337
  Separate Account Balances..........................  208,269,567  192,632,348
                                                        CARRYING    ESTIMATED
DECEMBER 31, 1995:                                       VALUE      FAIR VALUE
------------------                                    ------------ ------------
Assets
  Fixed Maturities................................... $612,385,484 $612,711,339
  Mortgage loans.....................................    2,210,153    2,210,153
  Policy loans.......................................   58,210,498   58,210,498
  Short-term investments.............................   20,828,254   20,828,254
  Cash and cash equivalents..........................   35,129,015   35,129,015
  Separate Account Assets............................   39,701,263   39,701,263
Liabilities
  Policyholder account balances......................    2,582,913    2,382,538
  Other policyholder funds...........................    2,353,586    2,353,586
  Short and long-term debt...........................   79,347,546   79,347,546
  Separate Account Balances..........................   42,297,885   39,701,263

For bonds that are publicly traded, estimated fair value was obtained from an independent market pricing service. Publicly traded bonds represented approximately 96 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1996 and 71 percent of the carrying value and estimated fair value of the total bonds as of December 31, 1995. For all other bonds, estimated fair value was determined by management, based primarily on interest rates, maturity, credit quality and average life. Estimated fair values of mortgage loans were generally based on discounted projected cash flows using interest rates offered for loans to borrowers with comparable credit ratings and for the same maturities. Estimated fair values of policy loans were based on discounted projected cash flows using U.S. Treasury rates to approximate interest rates and Company experience to project patterns of loan accrual and repayment. For cash and cash equivalents and short-term investments, the carrying amount is a reasonable estimate of fair value.

                      NEW ENGLAND LIFE INSURANCE COMPANY

The fair values for policyholder account balances are estimated using discounted projected cash flows, based on interest rates being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. Other policyholder funds include liabilities without defined durations such as policy proceeds and dividends left with the Company. The estimated fair value of such liabilities, which generally are of short duration or have periodic adjustments of interest rates, approximates their carrying value.

The estimated fair value of short and long-term debt was determined using rates currently available to the Company for debt with similar terms and remaining maturities.

12. STATUTORY FINANCIAL INFORMATION

The Interpretation and Standard required life insurance companies to adopt all standards promulgated by the FASB in their general purpose financial statements. The effect of all adjustments of initially applying the Interpretation and Standard has been presented as an adjustment to the 1994 opening balance of equity. The components of such adjustments are as follows:

   JANUARY 1, 1994:
   NELICO Historical.............................................. $ 94,378,654
   Other Subsidiaries Combined Historical.........................   13,965,944
                                                                   ------------
                                                                    108,344,598
   Adjustments to GAAP for life insurance companies:
     Future policy benefits and policyholder account balances.....  (92,581,713)
     Deferred policy acquisition costs............................  197,723,446
     Deferred federal income taxes................................  (28,204,895)
     Valuation of investments.....................................      116,100
     Statutory investment valuation reserves......................      206,448
     Statutory interest maintenance reserve.......................       75,672
     Other, net...................................................   (1,901,741)
                                                                   ------------
   Equity......................................................... $183,777,915
                                                                   ============

The following reconciles statutory net income and statutory surplus and reflects the corporate reorganization described in Note 1 determined in accordance with accounting practices prescribed or permitted by insurance regulatory authorities with net earnings and equity on a GAAP basis.

                                             YEARS ENDED DECEMBER 31,
                                       ---------------------------------------
                                           1996         1995          1994
                                       ------------  -----------  ------------
   Statutory net income (loss)........ $(46,020,586) $   374,833  $(56,208,918)
   Adjustments to GAAP for life
    insurance companies:
     Future policy benefits and
      policyholders account balances..  (41,173,515)  (9,616,060)  (51,901,361)
     Deferred policy acquisition
      costs...........................   68,626,162   45,823,425   128,219,002
     Deferred Federal Income taxes....    2,282,802   (6,798,961)   (6,148,500)
     Statutory interest maintenance
      reserve.........................      231,011         (744)         (221)
     Other, net.......................   25,755,595   (9,016,876)   (6,823,254)
                                       ------------  -----------  ------------
   Net GAAP Earnings.................. $  9,701,469  $20,765,617  $  7,136,748
                                       ============  ===========  ============

                      NEW ENGLAND LIFE INSURANCE COMPANY

                                           YEARS ENDED DECEMBER 31,
                                   -------------------------------------------
                                       1996           1995           1994
                                   -------------  -------------  -------------
   Statutory surplus.............. $ 355,853,248  $ 203,373,628  $ 142,727,150
   Adjustments to GAAP for life
    insurance companies:
     Future policy benefits and
      policyholders account
      balances....................  (195,272,649)  (154,099,134)  (144,483,074)
     Deferred policy acquisition
      costs.......................   434,636,395    353,809,245    325,859,523
     Deferred Federal Income tax-
      es..........................   (40,185,081)   (55,200,949)   (34,365,181)
     Valuation of investments.....    11,502,988     58,062,684        114,109
     Statutory interest mainte-
      nance reserve...............       305,720         74,707         75,451
     Statutory investment valua-
      tion reserves...............     3,334,658        372,954        137,202
     Surplus notes................   (58,910,797)   (54,210,173)   (49,870,000)
     Receivables from reinsurance
      transactions................    26,029,575       --             --
     Other, net...................    13,127,635      2,320,160      2,973,051
                                   -------------  -------------  -------------
   GAAP Equity.................... $ 550,421,692  $ 354,503,122  $ 243,168,231
                                   =============  =============  =============

13. RELATED PARTY TRANSACTIONS

Prior to the merger NELICO operated under a service agreement with its parent NEMLICO to receive all executive, legal, clerical and other personnel services. Subsequent to the merger, the Company has entered into a Service Agreement to provide all administrative, accounting, legal and similar services to MetLife for certain Administered Contracts, which are life insurance and annuity contracts issued by NEMLICO prior to the merger of NEMLICO and MetLife and those policies and contracts defined in the Service Agreement as Transition Policies which were sold by the Company's field force post-merger.

The Company charged MetLife $88,043,274 including accruals for administrative services on NEMLICO administered contracts for the period of September 1, 1996 through December 31, 1996. Prior to the merger, the Company paid $62,643,521 to NEMLICO for administrative services on variable-life and variable-annuity contracts for the period of January 1, 1996 through August 31, 1996. In 1995, the Company paid $50,875,006 to NEMLICO for administrative services. These services were charged based upon direct costs incurred. Service fees are recorded by NELICO as a reduction in operating expenses.

In 1996, MetLife made a non-cash capital contribution to the Company of common stock of affiliated companies consisting of Exeter, NEPA, NES, Newbury, Omega Reinsurance Corp., TNE Advisers Inc., and TNE Information Services Inc. with a total estimated statutory fair value of $29,557,626. MetLife also made non-cash capital contributions of home-office properties of $10,301,481, socially-responsible investments with a book value of $11,916,278, furniture, equipment and leasehold improvements of $27,816,216 and a cash contribution of $128,412,170. Prior to the merger, NEMLICO made a cash contribution to NELICO of $20,000,000.

In 1995, NEMLICO made a non-cash capital contribution to NELICO of publicly-traded debt securities and private-placement obligations with an estimated fair value of $54,028,223. NELICO received cash contributions from NEMLICO of $8,215,000 and $11,648,000 in 1995 and 1994, respectively.

The Company entered into a lease agreement with MetLife on August 30, 1996 for the home-office building which it occupies on 501 Boylston Street in Boston, Massachusetts. The Company paid $780,160 for lease payments to MetLife for 1996.

Commissions earned by NES from sales of New England Funds (NEF) shares, a subsidiary of MetLife, amounted to $14,791,000 in 1996. Included in accrued income at December 31, 1996, were amounts receivable for assets-based

                      NEW ENGLAND LIFE INSURANCE COMPANY
commissions from NEF totaling $226,000. In 1996, NES earned asset based income of $7,605,000 on average assets of approximately $3.5 billion under management with NEF.

Exeter has a privately-placed subordinated notes payable to MetLife for $58,910,797 at December 31, 1996 and $54,210,173 at December 31, 1995.

On June 21, 1996, NEMLICO purchased a mortgage from NELICO for $2,216,703 which included principal of $2,203,774, and interest of $12,929.

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Massachusetts Commissioner of Insurance if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceeds the greater of (1) 10% of NELICO's statutory surplus as regards policyholders as of the previous December 31, or (2) NELICO's statutory net gain from operations for the 12 month period ending the previous December 31.

Of the statutory profits earned by NELICO on participating policies and contracts, the portion which shall inure to the benefit of NELICO's stockholder shall not exceed the larger of (1) 10% of such statutory profits, or (2) fifty cents per year per thousand dollars of participating life insurance other than group term insurance in force at the end of the year.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of New England Variable Life Insurance Company:

We have audited the statutory balance sheet of New England Variable Life Insurance Company (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995, and the related statutory statements of operations, surplus, and cash flows for each of the two years in the period ended December 31, 1995. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the aforementioned financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware
(SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP).

In our report dated March 8, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects the financial position of New England Variable Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above (and not included herein) do not present fairly, in conformity with GAAP, the financial position of New England Variable Life Insurance Company as of December 31, 1995, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 1995.

In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of New England Variable Life Insurance Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995, on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
March 6, 1996, except for the
information in the penultimate
paragraph under "Basis of
Presentation and Principles of
Consolidation" of Note 1, for which
the date is February 18, 1997

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholder of New England Pension and Annuity Company:

We have audited the statutory balance sheet of New England Pension and Annuity Company (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995, and the related statutory statements of operations and surplus, and cash flows for each of the two years in the period ended December 31, 1995. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the aforementioned financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Delaware
(SAP), which practices after 1996 (upon issuance of 1996 financial statements) differ from generally accepted accounting principles (GAAP).

In our report dated March 8, 1996, we expressed our opinion that the 1995 and 1994 financial statements, prepared using SAP, presented fairly, in all material respects the financial position of New England Pension and Annuity Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 in conformity with GAAP. As described in Note 1 to the financial statements, financial statements of wholly-owned subsidiaries of mutual life insurance enterprises prepared in accordance with SAP are no longer considered to be presented in conformity with GAAP. Accordingly, our present opinion on the 1995 and 1994 financial statements is different from that expressed in our previous report.

In our opinion, because of the effects of the matter discussed in the two preceding paragraphs, the financial statements referred to above (and not included herein) do not present fairly, in conformity with GAAP, the financial position of New England Pension and Annuity Company as of December 31, 1995, or the results of its operations or its cash flows for each of the two years in the period ended December 31, 1995.

In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of New England Pension and Annuity Company as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995, on the basis of accounting practices prescribed or permitted by the Insurance Department of the State of Delaware.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
March 6, 1996, except for the
information in the penultimate
paragraph under "Basis of Presentation
and Principles of Consolidation" of
Note 1, for which the date is February
18, 1997

April 23, 1996

                         INDEPENDENT AUDITORS' REPORT

To The Board of Directors and Shareholder of
Exeter Reassurance Company, Ltd.

We have audited the statutory balance sheet of Exeter Reassurance Company, Ltd. (a wholly-owned subsidiary of New England Mutual Life Insurance Company) as of December 31, 1995 and the related statutory statements of operations and surplus, and cash flows for the year then ended. These statutory financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

The statutory financial statements have been prepared in conformity with The Insurance Act 1978, amendments thereto and related regulations and are not intended to be presented in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above (and not included herein) do not present fairly in conformity with U.S. GAAP, the financial position of Exeter Reassurance Company, Ltd. as of December 31, 1995, or the results of its operations or its cash flows for the year then ended. In our opinion, the statutory financial statements referred to above (and not included herein) present fairly, in all material respects, the financial condition of Exeter Reassurance Company, Ltd. as of December 31, 1995, and the results of its operations and its cash flows for the year then ended in conformity with the Insurance Act 1978, amendments thereto and related regulations.

COOPERS & LYBRAND

CHARTERED ACCOUNTANTS

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of New England Securities Corporation:

We have audited the consolidated statement of financial condition of New England Securities Corporation as of December 31, 1995, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above (and not included herein) present fairly, in all material respects, the consolidated financial position of New England Securities Corporation as of December 31, 1995, and the consolidated results of its operations and its cash flows for the year then ended in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 9, 1996

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Board of Directors of TNE Advisers, Inc.:

We have audited the balance sheet of TNE Advisers, Inc. as of December 31, 1995, and the related statements of operations, changes in shareholder's equity (deficit), and cash flows for the year ended December 31, 1995, and for the period August 26, 1994 (commencement of operations) through December 31, 1994. These financial statements (not presented separately herein) are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above (and not included herein) present fairly, in all material respects, the financial position of TNE Advisers, Inc. as of December 31, 1995, and the results of its operations and its cash flows for the year ended December 31, 1995, and for the period August 26, 1994 (commencement of operations) through December 31, 1994, in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 29, 1996

March 14, 1996

                         INDEPENDENT AUDITORS' REPORT

To The Shareholders of
Newbury Insurance Company, Limited

We have audited the accompanying balance sheets of Newbury Insurance Company, Limited as of December 31, 1995, and the related statements of earnings and retained earnings and cash flows for each of the two years in the period ended December 31, 1995 (not presented separately herein). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

Except as discussed in the following paragraph, we conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The provision for losses incurred but not reported is calculated in the manner described in note 3(b). We have not reviewed the underlying information used in the calculation of the provision and therefore we have been unable to determine whether the provisions for the years ended December 31, 1995 and 1994 are adequate, deficient or excessive.

In our opinion, except for the effects of such adjustments, if any, that might have been determined to be necessary had we been able to assess fully the matter described in the preceding paragraph, the financial statements referred to above (and not included herein) present fairly, in all material respects, the financial position of Newbury Insurance Company, Limited as of December 31, 1995, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 1995 and 1994, in conformity with accounting principles generally accepted in the United States of America.

COOPERS & LYBRAND

CHARTERED ACCOUNTANTS

This registration statement incorporates by reference the prospectus dated
May 1, 1988 and the supplement dated February 1, 1989 to the prospectus dated May 1, 1988 for the policies, each as filed in Post-Effective Amendment No. 19 to the Registration Statement on Form S-6 (File No.2-82838).

                                     Part II

                              RULE 484 UNDERTAKING

           Section 9 of NELICO's By-Laws provides that NELICO shall, to the extent legally permissible, indemnify its directors and officers against liabilities and expenses relating to lawsuits and proceedings based on such persons' roles as directors or officers. However, Section 9 further provides that no such indemnification shall be made with respect to any matter as to which a director or officer is adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the corporation. Section 9 also provides that in the event a matter is disposed of by a settlement payment by a director or officer, indemnification will be provided only if the settlement is approved as in the best interest of the corporation by (a) a disinterested majority of the directors then in office, (b) a majority of the disinterested directors then in office, or (c) the holders of a majority of outstanding voting stock (exclusive of any stock owned by any interested director or officer).

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of NELICO pursuant to the foregoing provisions, or otherwise, NELICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by NELICO of expenses incurred or paid by a director, officer, or controlling person of NELICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered. NELICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                 REPRESENTATIONS

           New England Life Insurance Company hereby represents that the fees and charges deducted under the variable ordinary life insurance policies described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by New England Life Insurance Company.


                       CONTENTS OF REGISTRATION STATEMENT

           This Registration Statement comprises the following papers and documents:

           The facing sheet.

           A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.*

           The prospectus consisting of 66 pages.

           The undertaking to file reports.*

           The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

           The signatures.

           Written consents of the following persons:

                     Edward N. Wadsworth, Esq. (see Exhibit 3(ii) below) Robert E. Schneider, F.S.A. (see Exhibit 6(i) below) Sutherland, Asbill & Brennan (see Exhibit 6(ii) below) Independent Auditors (see Exhibit 13 below)

           The following exhibits:

           1.A.      (1)        January 31, 1983 resolution of the Board of
                                 Directors of NEVLICO**
                     (2)        None
                     (3) (a)    Distribution Agreement between NEVLICO and
                                 NELESCO*
                         (b)(i) Form of Contract between NEVLICO and its
                                 General Agents*
                           (ii) Form of contract between NEVLICO and its
                                 Agents*
                         (c)    Commission Schedule for Variable Life
                                 Policies*
                         (d)    Form of contract between NELESCO and other
                                 broker-dealers*****
                     (4)        None
                     (5) (a)    Specimen of Variable Life Insurance Policy,
                                 including Application**
                         (b)    Unisex Endorsements to Variable Life
                                 Insurance Policy***
                         (c)    Fixed Account Endorsement+++

                         (d)    Acceleration of Benefits Rider#####

                     (6) (a)    Amended and restated Articles of
                                Incorporation and amended and restated By-Laws of NELICO####
                     (7)        None

                     (8)        None
                     (9)        None
                     (10)       The Form of Application is contained in the
                                 specimen Variable Life Insurance Policy
                                  (see Exhibit 1.A.(5) above)
           2.                   See Exhibit 1.A.(5)
           3.        (i)        Opinion of Edward N. Wadsworth, Esquire****
                     (ii)       Consent of Edward N. Wadsworth, Esquire+
           4.                   None
           5.                   Inapplicable
           6.        (i)        Opinion and Consent of Robert E. Schneider,
                                F.S.A.++
                     (ii)       Consent of Sutherland, Asbill & Brennan, L.L.P.

            7.                  Powers of Attorney####
            8.                  Amended and restated election pursuant to
                                 (S)27(g) under the Investment Company Act
                                 of 1940****
            9.                  Officer's Certificate pursuant to Rule
                                 27d-2(a)(2)(B)*
           10.                  Notice of Withdrawal Right for Variable Life
                                Insurance Policies*
           11.                  Inapplicable
           12.                  Inapplicable
           13.                  Consents of Independent Auditors
           14.                  Schedule for computation of performance
                                 quotations++
           15.                  Consolidated memorandum describing certain
                                 procedures, filed pursuant to Rule
                                 6e-2(b)(12)(ii) and
                                 Rule 6e-3(T)(b)(12)(iii)##
           16.       (i)        Participation Agreement among Variable Insurance
                                 Products Fund, Fidelity Distributors
                                 Corporation and New England Variable Life
                                 Insurance Company#
                     (ii)       Amendment No. 1 to Participation Agreement among
                                 Variable Insurance Products Fund, Fidelity
                                 Distributors Corporation and New England
                                 Variable Life Insurance Company###
                     (iii)      Participation Agreement among Variable Insurance
                                 Products Fund II, Fidelity Distributors
                                 Corporation and New England Variable Life
                                 Insurance Company###

           27.                   Financial Data Schedule
--------

     * Incorporated by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed July 28, 1983.

     ** Incorporated by reference to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed April 4, 1983.

     *** Incorporated by reference to Post-Effective Amendment No. 3 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed April 30, 1984.

     **** Incorporated by reference to Post-Effective Amendment No. 4 to the
          Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed March 1, 1985.

     *****Incorporated by reference to Post-Effective Amendment No. 5 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, Filed April 30, 1985.

     + Incorporated by reference to Post-Effective Amendment No. 10 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed March 7, 1988.

     ++ Incorporated by reference to Post-Effective Amendment No. 11 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed May 3, 1988.

     +++ Incorporated by reference to Post-Effective Amendment No. 12 to the Variable Account's Form S-6 Registration Statement, File No. 2-82838, filed May 1, 1991.

     # Incorporated by reference to the Variable Account's Form S-6 Registration Statement, File No. 33-64170, filed June 9, 1993.

     ## Incorporated by reference to Post-Effective Amendment No. 6 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 28, 1995.

     ### Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Variable Account's Form S-6 Registration Statement, File No. 33-88082, filed June 22, 1995.

     #### Incorporated herein by reference to the Variable Account's Form S-6
          Registration Statement, File No. 333-21767, filed February 13, 1997.

     ##### Incorporated herein by reference to Post-Effective Amendment No. 8 to the Variable Account's Form S-6 Registration Statement, File No. 33-52050, filed April 30, 1997.

                                   SIGNATURES


           Pursuant to the requirements of the Securities Act of 1933, the registrant, New England Variable Life Separate Account, certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1997.

                                        New England Variable Life Separate
                                          Account
                                            (Registrant)

                                        By:  New England Life Insurance Company
                                                  (Depositor)


                                        By:   /s/ Chester R. Frost
                                            ------------------------------------
                                                  Chester R. Frost
                                                  Senior Vice President and
                                                  Treasurer
Attest:


/s/Marie C. Swift
-------------------------
  Marie C. Swift

           Pursuant to the requirements of the Securities Act of 1933, New England Life Insurance Company certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the city of Boston, and the Commonwealth of Massachusetts, on the 29th day of April, 1997.


                                         New England Life Insurance Company
(Seal)


Attest:/s/Marie C. Swift                  By:   /s/ Chester R. Frost
       ------------------                      -----------------------------
          Marie C. Swift                        Chester R. Frost
                                                Senior Vice President and
                                                Treasurer

           Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 1997.


       *                        Chairman, President and Chief Executive Officer
----------------------
Robert A. Shafto

       *                                            Director
----------------------
Susan C. Crampton
                                      Senior Vice President and Treasurer,
       *                                    Chief Accounting Officer
----------------------
Chester R. Frost

       *                                            Director
----------------------
Edward A. Fox

       *                                            Director
----------------------
George J. Goodman

       *                                            Director
----------------------
Paul E. Gray

       *                                            Director
----------------------
Evelyn E. Handler

       *                                            Director
----------------------
Philip K. Howard

       *                                            Director
----------------------
Harry P. Kamen

       *                                            Director
----------------------
Terence Lennon

       *                                            Director
----------------------
Bernard A. Leventhal

       *                                            Director
----------------------
Thomas J. May

       *                                            Director
----------------------
Stewart G. Nagler

       *                                  Executive Vice President and
----------------------                      Chief Financial Officer
Robert E. Schneider

       *                                            Director
----------------------
Rand N. Stowell

          *                                         Director
-----------------------
Alexander B. Trowbridge


                                         By: /s/ Anne M. Goggin
                                             -------------------------
                                                   Anne M. Goggin, Esq.
                                                     Attorney-in-fact


* Executed by Anne M. Goggin, Esquire on behalf of those indicated pursuant to powers of attorney filed with the Variable Account's Form S-6 Registration Statement, File No. 333-21767, on February 13, 1997.

                                 EXHIBIT LIST



                                                     Sequentially
Exhibit Number           Title                       Numbered Page*
--------------           -----                       --------------

      6.  (ii)    Consent of Sutherland, Asbill
                  & Brennan

     13.          Consents of Independent Auditors

     27.          Financial Data Schedule













________________

*  Page numbers inserted on manually-signed copy only.